Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Trading Symbol	dmpi
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013

Consolidated Condensed Interim Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 7,532,835	$ 17,782	$ 15,018
Taxes and other receivables	76,894	45,499	38,802
Prepaid expenses	83,530	28,778	14,197
Deferred costs		90,771
Assets, total	7,693,259	182,830	68,017
Current liabilities
Accounts payable and accrued liabilities	578,893	677,615	64,213
Loan payable to Valent			256,831
Related party payables	296,059	447,777	517,960
Current liabilities, total	874,952	1,125,392	839,004
Loan payable to Valent	266,307	264,352
Stock option liability	183,499
Derivative liability	8,387,626	121,000	106,146
Liabilities, total	9,712,384	1,510,744	945,150
Stockholders' Deficiency
Preferred stock Authorized 5,000,000 shares, $0.001 par value 1 share outstanding as of March 31, 2013 (December 31, 2012 - nil)
Common stock Authorized - 200,000,000 shares, $0.001 par value (December 31, 2012 - unlimited number with no par value) Issued and outstanding - 30,635,009 at March 31, 2013 (December 31, 2012 - 13,050,000) (2011 - 9,059,375)	30,635	13,050	418,611
Additional paid-in capital	6,466,498	2,326,885	103,727
Warrants	6,441,700	153,106
Deficit accumulated during the development stage	(14,979,136)	(3,842,133)	(1,441,770)
Accumulated other comprehensive income (loss)	21,178	21,178	42,299
Stockholders' equity (deficiency), total	(2,019,125)	(1,327,914)	(877,133)
Liabilities and equity, total	$ 7,693,259	$ 182,830	$ 68,017

Consolidated Condensed Interim Balance Sheets (Unaudited) (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	1
Common stock, par value (in dollars per share)	$ 0.001
Common stock, no par value (in dollars per share)
Common stock, shares authorized	200,000,000
Common stock, shares authorized		unlimited	unlimited
Common stock, shares issued	30,635,009	13,050,000	9,059,375
Common stock, shares outstanding	30,635,009	13,050,000	9,059,375	8,256,250

Consolidated Condensed Interim Statement of Loss and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Expenses
Research and development	$ 631,947	$ 254,374	$ 41,657	$ 1,550,490	$ 1,051,139	$ 2,643,286	$ 3,275,234
General and administrative	920,377	167,791	67,599	1,154,604	241,802	1,464,005	2,384,381
Operating expenses, total	1,552,324	422,165	109,256	2,705,094	1,292,941	4,107,291	5,659,615
Other (loss) income
Change in fair value of derivative liability	2,543,574			(318,502)		(318,502)	2,225,072
Issuance of shares to Valent for future royalty reduction	598,000						598,000
Derivative issue costs	2,713,220			24,742		24,742	2,737,962
Foreign exchange gain	(3,754)	(12,494)	(497)	(18,492)	18,137	(852)	(4,606)
Interest expense	1,955	1,864		7,521	21,933	29,454	31,409
Other (loss) income, total	5,852,995	(10,630)	(497)	(304,731)	40,070	(265,158)	5,587,837
Net loss for the period	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	11,247,452
Basic and diluted loss per share (in dollars per share)	$ (0.3)	$ (0.03)	$ (0.02)	$ (0.18)	$ (0.16)
Weighted average number of shares (in shares)	24,316,325	12,561,353	6,145,688	13,232,349	8,527,466
Comprehensive loss
Net loss	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	11,247,452
Recapitalization loss on Reverse Acquisition							3,731,684
Net Loss and Recapitalization Loss On Reverse Acquisition, total	7,405,319	411,535	108,759	2,400,363	1,333,011	3,842,133	14,979,136
Other comprehensive (loss) income
Translation to US dollar presentation currency		3,808	(1,588)	21,121	(40,711)	(21,178)	(21,178)
Comprehensive loss	$ 7,405,319	$ 415,343	$ 107,171	$ 2,421,484	$ 1,292,300	$ 3,820,955	$ 14,957,958

Statements of Changes in Stockholders' Equity (USD $)		Common stock		Additional paid-in capital	Accumulated other comprehensive income	Subscriptions Receivable/Warrants	Deficit accumulated during the development stage	Total
Balance at Apr. 06, 2010
Balance (in shares) at Apr. 06, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of founders' shares		6,667						6,667
Issuance of founders' shares (in shares)		7,000,000
Issuance of common shares		95,403				(28,506)		66,897
Issuance of common shares (in shares)		1,000,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net		32,091						32,091
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		256,250
Comprehensive loss (income) for the year					1,588			1,588
Loss for the year							(108,759)	(108,759)
Balance at Dec. 31, 2010		134,161			1,588	(28,506)	(108,759)	(1,516)
Balance (in shares) at Dec. 31, 2010		8,256,250						8,256,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Collection of subscriptions receivable						28,506		28,506
Issuance of units net of cash issue costs		119,896						119,896
Issuance of units net of cash issue costs (in shares)		400,000
Issuance of units for services (notes 6 and 8)		60,301						60,301
Issuance of units for services (notes 6 and 8) (in shares)		200,000
Issuance of units for settlement of accounts payable (notes 6 and 8)		15,075						15,075
Issuance of units for settlement of accounts payable (notes 6 and 8) (in shares)		50,000
Issuance of warrants related to share issuance costs of units (notes 6 and 7)		(5,962)		14,295				8,333
Issuance of warrants for patents				89,432				89,432
Shares issued from Del Mar Employee Share Purchase Trust for services - net		95,140						95,140
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		153,125
Comprehensive loss (income) for the year					40,711			40,711
Loss for the year							(1,333,011)	(1,333,011)
Balance at Dec. 31, 2011		418,611		103,727	42,299		(1,441,770)	(877,133)
Balance (in shares) at Dec. 31, 2011		9,059,375						9,059,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition
Issuance of units net of cash issue costs		1,362,572						1,362,572
Issuance of units net of cash issue costs (in shares)		4,400,000
Issuance of units for services (notes 6 and 8)		117,275						117,275
Issuance of units for services (notes 6 and 8) (in shares)		360,000
Units cancelled (note 6)		(941,813)						(941,813)
Units cancelled (note 6) (in shares)		(3,000,000)
Reclassification from additional paid-in capital to warrants upon the issuance of warrants (note 7)				(103,727)		103,727
Issuance of warrants for services (notes 7 and 10)						49,379		49,379
Issuance of shares for settlement of accounts payable (notes 7 and 8)		253,050						253,050
Issuance of shares for settlement of accounts payable (notes 7 and 8) (in shares)		500,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net		781,846						781,846
Shares issued from Del Mar Employee Share Purchase Trust for services - net (in shares)		1,590,625
Shares issued for services		75,800						75,800
Shares issued for services (in shares)		140,000
Stock-based compensation				272,594				272,594
Comprehensive loss (income) for the year					(21,121)			(21,121)
Loss for the year							(2,400,363)	(2,400,363)
Balance at Dec. 31, 2012		13,050		2,326,885	21,178	153,106	(3,842,133)	(1,327,914)
Balance (in shares) at Dec. 31, 2012		13,050,000	[1],[2]					13,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition		3,250		1,686,754			(3,731,684)	(2,041,680)
Effect of the Reverse Acquisition (in shares)	[1],[2]	3,250,007
Issuance of units net of cash issue costs		13,125		5,854,252				5,867,377
Issuance of units net of cash issue costs (in shares)	[1],[2]	13,125,002
Issuance of warrants related to share issuance costs of units (notes 6 and 7)				(4,087,586)		6,288,594		2,201,008
Issuance of warrants for patents								89,432
Issuance of common shares		1,150		596,850				598,000
Issuance of common shares (in shares)	[1],[2]	1,150,000
Shares issued for services		60		68,497				68,557
Shares issued for services (in shares)	[1],[2]	60,000
Stock-based compensation				20,846				20,846
Comprehensive loss (income) for the year
Loss for the year							(7,405,319)	(7,405,319)
Balance at Mar. 31, 2013		$ 30,635		$ 6,466,498	$ 21,178	$ 6,441,700	$ (14,979,136)	$ (2,019,125)
Balance (in shares) at Mar. 31, 2013		30,635,009	[1],[2]					30,635,009

[1]	The issued and outstanding common shares include 8,729,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (notes 3 and 7)
[2]	Under the Reverse Acquisition, the authorized and issued share capital is that of the Company while the stated value is that of DelMar (BC) (note 3).

Statements of Changes in Stockholders' Equity (Parentheticals)	3 Months Ended
Mar. 31, 2013
Number of shares issued and outstanding in exchange for transfer to Exchangeco	8,729,583
Placement agent
Issuance of units/warrants at net of cash issue costs	0.8

Consolidated Condensed Interim Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Loss for the year	$ (7,405,319)	$ (411,535)	$ (108,759)	$ (2,400,363)	$ (1,333,011)	$ (3,842,133)	$ (11,247,452)
Items not affecting cash
Accrued interest	1,955	1,864		7,521	6,831	14,352	16,307
Change in fair value of derivative liability	2,543,574			(318,502)		(318,502)	2,225,072
Issuance of shares to Valent for future royalty reduction	598,000						598,000
Non-cash derivative issue costs	2,201,008						2,201,008
Units issued for services		45,036		180,144	95,140	275,284	275,284
Warrants issued for patents					89,432	89,432	89,432
Warrants issued for services		49,379		49,379		49,379	49,379
Share-based compensation	272,902	187,329	32,091	1,130,240	95,140	1,257,471	1,530,373
Prototype drug product					250,000	250,000	250,000
Net income (loss) after adjustments of non-cash items	(1,787,880)	(127,927)	(76,668)	(1,351,581)	(796,468)	(2,224,717)	(4,012,597)
Changes in non-cash working capital
Taxes and other receivables	(31,395)	17,708	(14,785)	(6,697)	(24,017)	(45,499)	(76,894)
Prepaid expenses	(54,752)	(43,893)	(10,099)	(14,581)	(4,098)	(28,778)	(83,530)
Accounts payable and accrued liabilities	(98,722)	14,708	31,000	865,007	99,297	995,304	805,811
Related party payables	(151,718)	(7,840)	21,363	(70,183)	496,597	447,777	296,059
Changes in non-cash working capital total	(336,587)	(19,317)					941,446
Net cash flows from operating activities	(2,124,467)	(147,244)	(49,189)	(578,035)	(228,689)	(855,913)	(3,071,151)
Cash flows from financing activities
Net proceeds from the issuance of units	9,639,520	2,113,575		671,570	190,826	862,396	10,501,916
Deferred costs				(90,771)		(90,771)
Net proceeds from the issuance of common shares			73,564		28,506	102,070	102,070
Net cash flows from financing activities	9,639,520	2,113,575	73,564	580,799	219,332	873,695	10,603,986
Increase (Decrease) in cash and cash equivalents	7,515,053	1,966,331	24,375	2,764	(9,357)	17,782	7,532,835
Cash and cash equivalents - beginning of period	17,782	15,018		15,018	24,375
Cash and cash equivalents - end of period	7,532,835	1,981,349	24,375	17,782	15,018	17,782	7,532,835
Supplementary information
Issuance of shares for the settlement of accounts payable				253,050		253,050	253,050
Issuance of units for the settlement of accounts payable (notes 6 and 8)					23,785	23,785	23,785
Non-cash share issuance costs (note 7)	6,288,594				14,295	14,295	6,302,889
Acquisition of common shares by Del Mar Employee Share Purchase Trust (note 7)			1,904			1,904
Non-cash acquisition of the Prototype drug product (note 3)			250,000			250,000
Settlement of accounts payable with loan payable (note 3)					250,000	250,000	250,000
Deferred costs	$ 90,771

Nature of operations and liquidity risk	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern and Nature Of Operations [Abstract]
Liquidity risk and nature of operations
1	Nature of operations and liquidity risk

Nature of operations

DelMar Pharmaceuticals, Inc. (the “Company”) is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc. (“Berry”). Prior to the Reverse Acquisition (note 3), Berry did not have any significant assets or operations. DelMar Pharmaceuticals, Inc. is the parent company of DelMar Pharmaceuticals (BC) Ltd. (“DelMar (BC)”), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a development stage company with a focus on the development of drugs for the treatment of cancer. It is also the parent company to 0959454 B.C. Ltd., a British Columbia corporation (“Callco”), and 0959456 B.C. Ltd., a British Columbia corporation (“Exchangeco”). Callco and Exchangeco were formed to facilitate the Reverse Acquisition (note 3).

The Company acquired (either directly or indirectly (through Exchangeco)) all of the issued and outstanding shares of DelMar (BC) on January 25, 2013 (note 3). As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction is a capital transaction with DelMar (BC) being the accounting acquirer even though the legal acquirer is Berry. Therefore, the historic financial statements of DelMar (BC) are presented as the comparative balances for the periods prior to the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, DelMar (BC), Callco and Exchangeco. Prior to the Reverse Acquisition references to Berry relate to the Company prior to the Reverse Acquisition.
The Company is a development stage company focused on the discovery and development of new medicines with the potential to treat cancer patients who have failed modern targeted or biologic therapy. The Company has initiated a clinical trial with its lead drug candidate VAL-083 for the treatment of refractory glioblastoma multiforme (“GBM”). The Phase I/II study is an open-label, single arm dose-escalation study designed to evaluate the safety, tolerability, pharmacokinetics and anti-tumor activity of VAL-083 in patients with histologically confirmed initial diagnosis of primary WHO Grade IV malignant glioma, now recurrent. Patients with prior low-grade glioma or anaplastic glioma are eligible, if histologic assessment demonstrates transformation to GBM.

The address of the Company’s headquarters is Suite 720 - 999 West Broadway, Vancouver, British Columbia, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025

Liquidity risk

For the three months ended March 31, 2013, the Company reported a net loss of $7,405,319 and an accumulated deficit of $14,979,136 at that date.  As at March 31, 2013, the Company has cash and cash equivalents of $7,532,835 and a working capital balance of $6,818,307. The Company does not have the prospect of achieving any significant revenues in the immediate near future and the Company will require additional funding to maintain its research and development projects and for general operations. There is a large degree of uncertainty as to the expenses the Company will incur in developing and pursuing its business plan. In addition, the Company has not begun to generate revenues from any product candidate.

Consequently, in the future management will need to pursue various financing alternatives to fund the Company’s operations so it can continue as a going concern in the medium to longer term. Accordingly, the Company is considered to be in the development stage as defined in Accounting Standards Codification (ASC) 915-10. In the first quarter of 2013 the Company completed financing activities related to a unit offering for net proceeds of approximately $8,575,000 (note 7 (b)) and we believe, based on our current estimates, that we will be able to fund our operations for at least 24 months.

There could be material differences in our cost estimates or there can be unforeseen events, problems or delays will occur that would require us to seek additional debt and/or equity funding. The ability of the Company to meet its obligations and continue the research and development of its product candidate is dependent on its ability to continue to raise adequate financing. There can be no assurance that such financing will be available to the Company in the amount required at any time or for any period or, if available, that it can be obtained on terms satisfactory to the Company. The Company may tailor its drug candidate program based on the amount of funding it raises.

1	Liquidity risk and nature of operations

Liquidity risk

For the year ended December 31, 2012, the Company reported a loss of $2,400,363 and an accumulated deficit of $3,842,133 at that date. As at December 31, 2012, DelMar has cash and cash equivalents on hand of $17,782 and a negative working capital balance of $942,562. DelMar does not have the prospect of achieving revenues in the near future and DelMar will require additional funding to maintain its research and development projects and for general operations. The expenses to be incurred in developing and pursuing our Company’s business plan have a large degree of uncertainty.  In addition, the Company has not begun to commercialize or generate revenues from any product candidate.

Consequently, management is pursuing various financing alternatives to fund DelMar’s operations so it can continue as a going concern (notes 12(a) and 12(b)) in the medium to longer term. Accordingly, the Company is considered to be in the development stage as defined in Accounting Standards Codification (ASC) 915-10. In the first quarter of 2013 the Company completed financing activities related to a unit offering for net proceeds of $8.575 million (note 12 (b)) and we believe, based on our current estimates, that we will be able to fund our operations for at least 18 months.

We cannot assure you that our cost estimates will prove to be accurate or that unforeseen events, problems or delays will not occur that would require us to seek additional debt and/or equity funding. The ability of the Company to meet its obligations and continue the research and development of its product candidate is dependent on its ability to continue to raise adequate financing. There can be no assurance that such financing will be available to the Company in the amount required at any time or for any period or, if available, that it can be obtained on terms satisfactory to the Company. Based on the amount of funding raised, the Company’s drug product candidate program may be tailored accordingly.

Nature of operations

DelMar Pharmaceuticals Ltd. (“DelMar” or the “Company”) is a development stage company focused on the discovery and development of new medicines with the potential to treat cancer patients who have failed modern targeted or biologic therapy. DelMar has initiated a clinical trial with its lead drug candidate VAL-083 for the treatment of refractory glioblastoma multiforme (“GBM”). The Phase I/II study is an open-label, single arm dose-escalation study designed to evaluate the safety, tolerability, pharmacokinetics and anti-tumor activity of VAL-083 in patients with histologically confirmed recurrent malignant glioma or progressive secondary brain tumor. Patients with prior low-grade glioma or anaplastic glioma are eligible, if histologic assessment demonstrates transformation to GBM.

The Company’s efforts have been devoted to research and development, raising capital, recruitment of personnel and long-term planning. The Company was a private company as at December 31, 2012. The Company was incorporated on April 6, 2010 under the British Columbia Business Corporations Act and is domiciled in British Columbia, Canada. The address of its registered office is Suite 720 - 999 West Broadway, Vancouver, British Columbia, V5Z 1K5.

On May 27, 2010 the company issued shares to the founders of DelMar. As of this date, the Company did not have any operations or assets. Accordingly these founders’ shares were issued at nominal value.

In the summer of 2010 the company began discussions with Valent Technologies LLC (“Valent”) regarding the acquisition of certain intellectual property and a prototype drug product, VAL-083. During this time the company also began to develop a business plan for the development of VAL-083 as a potential new cancer therapy.

On September 12, 2010 DelMar executed a Patent Assignment Agreement with Valent to acquire the prototype drug product and certain intellectual property.

On October 20, 2010 DelMar filed an Investigational New Drug Application (“IND”) with the United States Food & Drug Administration (“FDA”) to initiate clinical trials with VAL-083 as a potential cancer treatment.

During the remainder of 2010 and the first half of 2011, DelMar conducted research requested by the FDA focused on developing new analytical methods related to manufacturing and conducting pre-clinical toxicology studies to enable the allowance of the IND. New patent applications were filed by DelMar to protect this new intellectual property.

In September 2011 DelMar announced that its IND application had been allowed by the FDA and in October, 2011 DelMar commenced its clinical trials in the United States with its lead drug candidate, VAL-083. Also in the last quarter of 2011 DelMar initiated its preclinical research into the molecular mechanism of action of VAL-083.

The prototype drug product acquired from Valent was used in DelMar’s clinical trials undertaken in 2011 and nonclinical studies conducted in 2011 and 2012.

In February 2012 DelMar received approval from the FDA Office of Orphan Products Development granting orphan drug designation for VAL-083 for the treatment of glioma, including GBM, the most common and aggressive form of brain cancer.

In April 2012 DelMar presented results of research conducted in collaboration with the University of British Columbia at the American Association of Cancer Research (“AACR”) annual meeting. These data gathered differentiated the mechanism of action of VAL-083 from other drugs approved to treat GBM.

In the second quarter of 2012 patents from Valent were assigned to DelMar and DelMar continued to file new patents for various matters linked to Val-083.

In October 2012 DelMar announced a strategic collaboration with Guangxi Wuzhou Pharmaceutical Company, a subsidiary of publicly traded Guangxi Wuzhou Zhongheng Group Co., Ltd for the development of VAL-083, known as “DAG for Injection” in China.

In November 2012, DelMar presented interim clinical data demonstrating activity against GBM in patients failing other therapies at the Society for NeuroOncology (“SNO”) annual meeting.

In January 2013 DelMar announced that the European Committee for Orphan Medicinal Products (“COMP”) has recommended the designation of VAL-083 as an orphan medicinal product for the treatment of glioma. The recommendation of the COMP was confirmed in February 2013.

Significant accounting policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant accounting policies
2	Significant accounting policies

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the United States dollar.

In the quarter ended March 31, 2013, the Company’s functional currency changed from Canadian dollars to United States dollars as a result of the varying objective factors. Therefore translation of goods and services in a foreign currency is re-measured to the functional currency of the Company with gains and losses on re-measurement recorded in the consolidated condensed statement of loss. Any gains and losses that were previously recorded in accumulated other comprehensive income is unchanged from the date of the change of functional currency which was January 1, 2013.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DelMar Pharmaceuticals, (BC) Ltd., 0959454 B.C. Ltd., a British Columbia corporation (“Callco”), and 0959456 B.C. Ltd., a British Columbia corporation (“Exchangeco”). All intercompany balances and transactions have been eliminated.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Unaudited interim financial data

The accompanying unaudited March 31, 2013 consolidated condensed balance sheets, the consolidated statements of loss and comprehensive loss, consolidated condensed statement of changes in stockholders' deficiency,  and consolidated condensed cash flows for the three months ended March 31, 2013 and 2012, and the related interim information contained within the notes to the consolidated condensed financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by accounting principles generally accepted in the United States for complete financial statements. These consolidated condensed financial statements should read in conjunction with the annual financial statements as at December 31, 2012 filed in our Form 8-K/A on March 28, 2013. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company’s financial position at March 31, 2013 and results of its operations and its cash flows for the three months ended March 31, 2013 and 2012. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Shares for services

The Company has issued equity instruments for services provided by employees and non-employees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions) based on the completion of these services.

In prior periods the Company transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) to consultants and management in exchange for services rendered to the Company. The Company recognized the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at March 31, 2013 is nil (December 31, 2012 – nil).

The shares transferred from the Trust in prior periods have been valued using the fair value of the shares transferred. The Company has used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. As quoted prices for the derivative liability are not available, the Company uses a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. (note 8).

Loss per share

Loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At March 31, 2013, potential common shares of 24,985,009 (March 31, 2012 - 3,310,000) relating to warrants and 1,020,000 (March 31, 2012 - 1,020,000) relating to stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being North America. All of the Company’s assets and headquarters are located in Canada while its clinical operations are conducted in the United States.

Recent accounting pronouncements

The Company reviews new accounting standards as issued. No new standards had any material effect on these financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these financial statements as presented and does not anticipate the need for any future restatement of these financial statements because of the retro-active application of any accounting pronouncements issued subsequent to March 31, 2013 through the date these financial statements were issued.

2	Significant accounting policies

Basis of presentation

The financial statements of DelMar have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the Canadian dollar.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Comparatives

Certain numbers have been reclassified to conform with the presentation adopted in the current year.

Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less. Cash and cash equivalents are held at a single recognized Canadian financial institution. Interest earned is recognized in the statements of loss.

Foreign currency translation

The functional currency of the Company at December 31, 2012 is the Canadian dollar. Transactions that are denominated in a foreign currency are re-measured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency denominated monetary assets and liabilities are subsequently re-measured at current exchange rates, with gains or losses recognized as foreign exchange losses or gains in the statement of operations. Nonmonetary assets and liabilities are translated at historical exchange rates. Expenses are translated at average exchange rates during the period. Exchange gains and losses are included in statement of operations for the period.

Adjustments arising from the translation of the Company’s financial statements to United States dollars for presentation purposes due to differences between average rates and balance sheet rates are recorded in other comprehensive income.

The financial statements have been presented in a currency other than the functional currency of the Company as management has determined that the U.S. dollar is the common currency in which the Company’s peers, being international drug and pharmaceutical companies, present their financial statements. For presentation purposes the assets and liabilities of the Company are translated to U.S. dollars at exchange rates at the reporting date. The historical equity transactions have been translated using historical rates in effect on the date that each transaction occurred. The income and expenses are translated to U.S. dollars at the average exchange rate for the period in which the transaction arose. Exchange differences arising are recognized in a separate component of equity titled accumulated other comprehensive income (loss).

Current and deferred income taxes

The Company follows the liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current period. Income taxes are accounted for using the asset and liability method of accounting. Future income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards. Future income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date. When realization of future income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Financial instruments

The Company has financial instruments that are measured at fair value. To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

●	Level one - inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

●
Level two - inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals; and

●	Level three - unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable, related party payables and derivative liability. The carrying values of cash and cash equivalents, other receivables, accounts payable and related party payables approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the derivative liability are not readily available, the Company has used a simulated probability valuation model, as described in note 6 to estimate fair value. The derivative liability utilizes Level 3 inputs as defined above.

The Company has the following liabilities under the fair value hierarchy:

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146

Prototype drug product

The prototype drug product (the “drug”) is stated at the lower of cost and net realizable value. The cost of the drug is comprised of direct costs related to the acquisition of the drug. During the years ended 2012 and 2011, the Company recorded $nil in relation to these amounts as inventories (2010 - $250,000 was recorded as prototype drug product) and fully utilized in clinical and pre-clinical testing trials during the year ended December 31, 2011.

Intangible assets

Under its assignment agreement with Valent Technologies LLC (“Valent”) (note 3) the Company has incurred certain costs relating to patents assigned to the Company under its agreement with Valent. As the patents had not yet been assigned to the Company at December 31, 2011, the Company has expensed these costs for the year ended December 31, 2011.

Expenditures associated with the filing, or maintenance of patents, licensing or technology agreements are expensed as incurred. Costs previously recognized as an expense are not recognized as an asset in subsequent periods.

Once the technology has achieved commercialization, patent costs will be deferred and amortized over the life of the related patent.

Research and development costs

Research and development expenses include payroll, employee benefits, stock-based compensation expense, and other headcount-related expenses associated with product research and development. Research and development expenses also include third-party development and clinical trial expenses noted above, such costs related to product research and development are included in research and development expense until the point that technological feasibility is reached, which for our products, is generally shortly before the products are approved by the relevant food and drug administration. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct specific research for product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements is based on estimates of the work performed on an accrual basis. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Research and development costs are expensed in the period incurred. At December 31, 2012 and 2011 all research and development costs were expensed.

Government assistance and investment tax credits

The Company uses the cost reduction method of accounting for tax credits. Tax credits related to the acquisition of research equipment are deducted from the related asset with amortization being calculated on the net amount or to the expenditures in the determination of net income as the expenditures are incurred. These amounts are recognized when there is reasonable assurance they will be realized.

Non-refundable government grants are recorded as a reduction of expenses or in the cost of the asset. Grants in excess of expenditures are deferred to future periods, to be offset against any future expenditure to be incurred or credited to development costs if they exceed future expenditures.

The benefits of refundable investment tax credits for scientific research and experimental development expenditures are recognized in the year the qualifying expenditure is made when there is reasonable assurance the investment tax credits will be realized. The investment tax credits recorded are based on management’s estimates of amounts expected to be recovered and are subject to audit by taxation authorities. The investment tax credit reduces the carrying cost of expenditures for equipment or research and development expenses to which it relates.

    Shares for services

The Company has issued equity instruments for services provided by employees and nonemployees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions).

The Company has transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) (note 7) to consultants and management in exchange for services rendered to the Company. The Company recognizes the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at December 31, 2012 is nil (2011 - 1,590,625; 2010 – 1,743,750) (note 7).

The shares transferred from the Trust have been valued using the fair value of the shares transferred. The Company used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive income

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income, including net loss, are reported in the financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net loss and other comprehensive (income) loss, , including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income. No taxes were recorded on items of other comprehensive income.

Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies these warrants on its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. The Company has used a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates (specifically probabilities) used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At December 31, 2012, potential common shares of 4,380,000 (2011 – 650,000; 2010 - nil) related to outstanding warrants and stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being Canada. All of the Company’s assets are located in Canada.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In June 2011, the FASB issued Accounting Standards ASU 2011-05 to amend the guidance on the presentation of comprehensive income in ASC 220. ASU 2011-05 requires companies to present a single statement of comprehensive income or two separate but consecutive statements, a statement of operations and a statement of comprehensive income. ASU 2011-05 eliminates the alternative to present comprehensive income within the statement of equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU should be applied retrospectively and is effective for annual periods beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which deferred the changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This pronouncement was issued to address implementation issues about the scope of Accounting Standards Update No. 2011-11 and to clarify the scope of the offsetting disclosures and address any unintended consequences. This pronouncement is effective for reporting periods beginning on or after January 1, 2013.

In February 2013, the FASB issued ASU No. 2013-02, ‘Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This pronouncement was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (i.e. inventory) instead of directly to income or expense in the same reporting period. This pronouncement is effective prospectively for reporting periods beginning after December 15, 2012.

Reverse acquisition	3 Months Ended
Mar. 31, 2013
Reverse Acquisition [Abstract]
Reverse acquisition
3	Reverse acquisition

On January 25, 2013 (the “Closing Date”), the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with DelMar (BC), Callco, Exchangeco, and the securityholders of DelMar (BC). Pursuant to the Exchange Agreement, (i) the Company issued 4,340,417 shares of common stock  (the “Parent Shares”) to the shareholders of DelMar (BC) who are United States residents (the “U.S. Holders”) in exchange for the transfer to Exchangeco of all 4,340,417 outstanding common shares of DelMar (BC) held by the U.S. Holders, (ii) the shareholders of DelMar (BC) who are Canadian residents (the “Canadian Holders”) received, in exchange for the transfer to Exchangeco of all 8,729,583 outstanding common shares of DelMar (BC) held by the Canadian Holders, 8,729,583 exchangeable shares (the “Exchangeable Shares”) of Exchangeco, and (iii) outstanding warrants to purchase 3,360,000 common shares of DelMar (BC) and outstanding options to purchase 1,020,000 common shares of DelMar (BC) were deemed to be amended such that,  rather than entitling the holder to acquire common shares of DelMar (BC), such options and warrants will entitle the holders to acquire shares of common stock of the Company. The Canadian Holders will be entitled to require Exchangeco to redeem (or, at the option of the Company or Callco, to have the Company or Callco purchase) the Exchangeable Shares, and upon such redemption or purchase to receive an equal number of shares of common stock of the Company. The aggregate of 13,070,000 shares of common stock of the Company issued to the former shareholders of DelMar (BC) (on an as-exchanged basis with respect to the Exchangeable Shares) represents 80.1% of the outstanding shares of common stock of the Company following the closing of the Exchange Agreement (the “Reverse Acquisition”).

Upon completion of the Reverse Acquisition DelMar (BC) became a wholly-owned subsidiary of the Company. As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction is a capital transaction with DelMar (BC) being the accounting acquirer even though the legal acquirer is Berry. No goodwill is recorded with respect to the transaction as it does not constitute a business combination. For accounting purposes, the transaction is reflected as a recapitalization of DelMar (BC) and consideration for the Reverse Acquisition was deemed to be the fair value of the shares that were issued by DelMar (BC) to acquire the net liabilities of Berry on January 25, 2013. The net identifiable liabilities of Berry on the Closing Date of the Reverse Acquisition were as follows:

$

Net liabilities (derivative liability)	2,041,680

The Company determined the fair value of the shares issued on the Reverse Acquisition to be $1,690,004. As a result of the Reverse Acquisition being treated as a recapitalization of DelMar (BC) the Company recognized the loss of $3,731,684 incurred upon the closing of the Reverse Acquisition as an adjustment to opening deficit in the consolidated condensed interim statement of changes in stockholders' deficiency at March 31, 2013.

Valent Technologies LLC agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Valent Technologies Llc Agreement [Abstract]
Valent Technologies LLC agreement
4	Valent Technologies LLC agreement

Pursuant to a loan agreement dated February 3, 2011, the Company received a loan from Valent Technologies LLC (“Valent”) of $250,000 for the purchase of the prototype drug product. The loan is payable on demand, unsecured, and bears interest at 3.00% per year. The loan payable balance at March 31, 2013 is $266,307 including accrued interest of $16,307. The Company has accrued interest of $1,955 for the three months ended March 31, 2013 (March 31, 2012 - $1,864). As a result of the Company’s expectation as to the timing of the repayment of the Valent loan, the Company has presented the full loan and accrued interest balance as a non-current liability at March 31, 2013 and December 31, 2012.

Pursuant to its agreement with Valent, the Company agreed to issue warrants to Valent under certain circumstances. The financing completed by the Company that closed in February 2012 resulted in the Company issuing 500,000 warrants to Valent on February 1, 2012 at an exercise price of CDN$0.50 per warrant (note 7). In exchange for the warrants Valent has assigned all of its right, title and interest in and to the patents for VAL-083 to the Company. The fair value of the contingent warrants of $89,432 has been recognized as an expense and a corresponding increase to additional paid-in capital.

3	Valent Technologies LLC agreement

On September 12, 2010 the Company entered into a Patent Assignment Agreement (the “Assignment Agreement”) with Valent Technologies LLC (“Valent”) to acquire patents and the prototype drug product related to VAL-083. In accordance with the Assignment Agreement the consideration was $250,000 to acquire the prototype drug product. In addition, under certain circumstances Valent agreed to assign, convey and transfer to the Company all its right, title and interest in and to the patents in exchange for share purchase warrants. The Company will then be responsible for the further development and commercialization of VAL-083. Valent retains an option to reacquire certain intellectual property until a Financing Transaction is completed by the Company. Under the Assignment Agreement, a ‘Financing Transaction’ is defined as a cumulative equity or debt financing(s), or a merger, acquisition, amalgamation, reverse takeover or other combination, or any combination of the foregoing, cumulatively totaling at least $2,000,000. In accordance with the terms of the Assignment Agreement, Valent is entitled to receive a future royalty on revenues derived from the development and commercialization of VAL-083. In the event that the Company terminates the agreement, the Company may be entitled to receive royalties from Valent’s subsequent development of VAL-083 depending on the development milestones the Company has achieved prior to the termination of the Assignment Agreement.

On January 25, 2013, in connection with the Company’s reverse acquisition, Valent was issued 1,150,000 shares of common stock of DelMar Pharmaceuticals, Inc., in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 12(a)).

Pursuant to a loan agreement dated February 3, 2011, the Company has entered a loan with Valent for the $250,000 for the purchase of the prototype drug product. The loan is unsecured and bears interest at 3.00% per year. As a result the balance of the loan payable, including accrued interest, at December 31, 2012 is $264,352 (2011 - $256,831), including accrued interest of $14,352 (2011 - $6,831).

Pursuant to the Assignment Agreement with Valent, the Company is required to issue warrants to Valent under certain circumstances. The financing completed by the Company that closed in February 2012 constituted a Financing Transaction under the terms of the Assignment Agreement and resulted in the Company issuing 500,000 warrants to Valent on February 1, 2012 at an exercise price of CDN $0.50 per warrant (note 7). In exchange for the warrants Valent has assigned all of its right, title and interest in and to the patents for VAL-083 to the Company. The fair value of the contingent warrants of $89,432 has been recognized as an expense and a corresponding increase to additional paid-in capital at December 31, 2011. As a result of the warrants being issued during 2012 the amount previously recognized as additional paid in capital has been reclassified to warrants during the year ended December 31, 2012.

As a result of the Company’s expectation as to the timing of the repayment of the Valent loan, the Company has presented the full loan and accrued interest balance as a non-current liability at December 31, 2012.

Taxes and other receivables	12 Months Ended
Dec. 31, 2012
Taxes and Other Receivables [Abstract]
Taxes and other receivables
4	Taxes and other receivables

	$2012	$2011

Government grants	34,168	26,900
Other receivables	11,331	11,902

	45,499	38,802

On September 1, 2010 the Company was granted a non-repayable financial contribution of up to $29,499 (CDN $30,000) from the National Research Council of Canada Industrial Research Assistance Program (“IRAP”). Awards under the IRAP grant directly reduce the Company’s research and development costs by eligible expenses reimbursed by IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $29,499 (CDN $30,000) in the period from September 1, 2010 thru March 31, 2011 and a further $14,750 (CDN $15,000) in the period from April 1, 2011 thru July 31, 2011. Under this IRAP grant the Company requested an aggregate total reimbursement of $44,249 ($27,392 in 2011 and $16,857 in 2010) and has received $44,249 (2010 - $8,240) to December 31, 2011 resulting in a receivable of $nil (2010 - $8,617) at December 31, 2011.

On July 15, 2011 the Company was granted a second non-repayable financial contribution of up to $39,332 (CDN $40,000) from IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $39,332 (CDN $40,000) in the period from July 15, 2011 thru December 15, 2011. To December 31, 2011 the Company has requested reimbursement of $39,332 under the second IRAP grant and has received $12,432 resulting in a receivable of $26,900 at December 31, 2011.

On May 1, 2012 the Company was granted a third non-repayable financial contribution of up to $48,245 (CDN $48,000) from IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $48,245 (CDN $48,000) in the period from May 1, 2012 thru November 30, 2012. Under this IRAP grant the Company requested an aggregate total reimbursement of $40,542 and has received $6,374 to December 31, 2012 resulting in a receivable of $34,168 at December 31, 2012. Under this IRAP grant the Company did not incur all of the allowable expenses under the grant and as a result $7,703 has lapsed.

Total amounts credited in the statement operations for all IRAP grants in 2012 was $40,542 (2011 - $66,724, 2010 - $16,857).

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
5	Accounts payable and accrued liabilities

	$2012	$2011

Trade payables	677,615	64,213
Payable to related parties (note 8)	447,777	517,960

	1,125,392	582,173

During the year ended December 31, 2012, the Company issued 500,000 common shares valued at $253,050 (CDN $250,000) as partial settlement of the Company’s accounts payable balance with Valent (note 8). The value of the shares issued as partial settlement was based on the financing which occurred during the year ended December 31, 2012.

During the year ended December 31, 2011, the Company incurred $15,102 in interest expense relating to outstanding trade payable balances.

Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
5	Related party transactions

During the three months ended March 31, 2013

Pursuant to consulting agreements with the Company’s officers and directors the Company pays a total of $36,784 per month to its officers and directors. Pursuant to these agreements the Company recognized a total of $110,352 in compensation expense for the three months ended March 31, 2013.

Included in accounts payable at March 31, 2013 is an aggregate amount owing of $52,052 (December 31, 2012 - $133,658) to the Company’s officers and directors for fees and expenses. The Company pays related party payables incurred for fees and expenses under normal commercial terms.

Included in related party payables at March 31, 2013 is an amount of $244,007 (December 31, 2012 - $314,119) relating to clinical development costs incurred by Valent on behalf of the Company. On April 30, 2012, Valent was issued 500,000 common shares for partial settlement of the Company’s accounts payable balance with Valent. The total settlement amount was $253,050. Additionally, the Company also has a loan payable, including accrued interest, of $266,307 due to Valent at March 31, 2013. The Company has accrued interest of $1,955 for the three months ended March 31, 2013. One of the directors and officers of the Company is also a Principal of Valent. As a result of the Company not expecting to repay Valent within the next twelve months, the balance of the loan and accrued interest has been disclosed as a long-term liability.

On January 25, 2013, in connection with the Reverse Acquisition (note 3), Valent was issued 1,150,000 shares of common stock of the Company in exchange for Valent reducing certain future royalties under the Assignment Agreement (note 7(c)). As a result of the share issuance the Company has recognized an expense of $598,000 for the three months ended March 31, 2013.

During the three months ended March 31, 2012

Pursuant to consulting agreements with the Company’s officers and directors the Company paid a total of $26,973 per month to its directors. Under two of these agreements the directors have elected to receive a portion of their aggregate compensation in the form of units. During the three months ended March 31, 2012 the Company issued 360,000 units for a total amount of $180,144. The units issued relate to an amount of $15,012 per month from January to December 2012 inclusive.  As a result, the Company has recognized $45,036 in services for the three months ended March 31, 2012 (note 6). Of the $45,036, $14,997 has been recognized as general and administrative and $30,039 has been recognized as research and development.

Additionally, under the consulting agreements the Company paid its offices and directors cash compensation totaling an aggregate $11,494 per month. The company has paid $34,482 for the three months ended March 31, 2012.

The Company also has a loan payable due to Valent. The Company has accrued interest of $1,864 for the three months ended March 31, 2012.

On February 1, 2012 the Company granted an aggregate of 450,000 stock options at an exercise price of CDN $0.50 to certain directors (note 7).

8	Related party transactions

During the year ended December 31, 2012

Pursuant to consulting agreements with the Company’s three directors the Company paid a total of $27,022 (CDN $27,000) per month to its directors during the year ended December 31, 2012. Under two of these agreements the directors have elected to receive a portion of their aggregate compensation in the form of units. During the year ended December 31, 2012 the Company issued 360,000 units for a total amount of $180,144. The units issued relate to an amount of $15,012 (CDN $15,000) per month from January to December 2012 inclusive. All of the units were issued in February 2012. The Company has recognized $180,144 in services for the year ended December 31, 2012. Of the $180,144, $60,389 has been recognized as general and administrative and $119,755 has been recognized as research and development.

Additionally, under the consulting agreements the Company has paid two of its officers and directors cash compensation totaling an aggregate $12,006 (CDN $12,000) per month. An amount of $144,072 (CDN $144,000) has been paid to the two individuals for the year ended December 31, 2012.

Included in related party payables at December 31, 2012 is an aggregate amount owing of $133,658 to the Company’s directors in relation to their respective consulting agreements and for reimbursable expenses.

Also included in related party payables December 31, 2012 is an amount of $314,119 relating to clinical development costs incurred by Valent on behalf of the Company. On April 30, 2012, Valent was issued 500,000 common shares for partial settlement of the Company’s accounts payable balance with Valent. The total settlement amount was $253,050. Additionally, the Company has a loan payable, including accrued interest, of $264,352 due to Valent at December 31, 2012 (note 3). One of the directors and officers of the Company is also a Principal of Valent.

Through a Company owned by one of the Company’s directors, a $25,000 retainer was paid pursuant to the unit financing completed by the Company subsequent to December 31, 2012 (note 12 (b)). The $25,000 is included in accounts payable at December 31, 2012.

The Company granted an aggregate of 450,000 stock options at an exercise price of CDN $0.50 to its three directors (note 7).

The Company transferred a total of 1,390,625 shares from the DelMar Employee Share Purchase Trust in three equal tranches to each of the Company’s three directors (note 7).

During the period ended December 31, 2011

Pursuant to consulting agreements dated August 1, 2011 with each of the Company’s officers and directors, a total of three respective agreements, Company has agreed to compensate its officers and directors for services rendered to the Company. An aggregate $26,550 (CDN $27,000) per month commencing August 1, 2011 and ending December 31, 2012 will be payable pursuant the consulting agreements. Under the consulting agreements the Company and the respective officer or director have mutually agreed that a portion of the compensation payable under the respective agreement shall be deemed to have been invested in the unit offering of the Company as of October 3, 2011. The units issued under these agreements shall have the same terms as the CDN $0.50 units issued by the Company to subscribers of the offering (note 6).

For the period from August 1 to December 31, 2011 $19,028 (CDN $20,000) per month was settled by the Company with units resulting in 200,000 units being issued. Total research and development expenses of $71,355 (CDN $75,000) and general and administrative expenses of $23,785 (CDN $25,000) have been recorded for this issuance of units.

The Company also issued 50,000 units to one of its officers for the settlement of accounts payable in the amount of $23,785 (CDN $25,000). The units were measured at fair value using the valuation estimate consistent with the most recent financing.

Included in related party payables at December 31, 2011 is an aggregate amount owing of $21,028 to two of the Company’s directors.

Also included in related party payable at December 31, 2011 is an amount of $496,932 relating to clinical development costs incurred by Valent on behalf of the Company. The Company also has a loan payable, including accrued interest, of $256,831 due to Valent at December 31, 2011.

During the period ended December 31, 2010

The Company acquired its prototype drug product and intellectual property rights to VAL-083 from Valent (note 3). Included in accounts payable is an amount of $250,000 relating to the acquisition of the prototype drug product.

Included in accounts payable at December 31, 2010 is an aggregate amount owing of $21,363 to two of the Company’s officers.

Derivative liability	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability
6	Derivative liability

The Company has issued stock purchase warrants. Based on the terms of certain of these warrants the Company determined that the warrants were a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value each reporting period with the changes in fair value recorded in the consolidated condensed statement of loss and comprehensive loss.

CDN $0.50 Unit Warrants

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012 and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011 the Company issued 500,000 units on October 3, 2011, 100,000 on October 7, 2011, and 50,000 on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CDN $2,705,000).

The proceeds from the issuance of 3,000,000 of these units issued during the quarter ended March 31, 2012 were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to let the option expire and the related units were cancelled and the funds returned to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

The warrants issued with the units have been re-valued at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 84%, risk free rate - 0.35% and a term of ten months.

Investor Warrants

In connection with the Reverse Acquisition (note 3), on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants are redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.60 per share with an average trading volume of 50,000 shares per day and (ii) the underlying shares of common stock are registered.

The Investor Warrants issued with the units have been re-valued at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

Dividend Warrants

As a result of the Reverse Acquisition, certain warrants that Berry issued pursuant a warrant dividend became warrants of the Company (the “Dividend Warrants”). The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018. The Dividend Warrants will only be exercisable at such times as the underlying shares of common stock are registered. The Dividend Warrants will be redeemable by the Company at a price of $0.001 per Dividend Warrant at any time commencing 18 months following the date of issuance subject to the conditions that (i) the Company’s common stock has traded for twenty (20) consecutive trading days with a closing price of at least $2.50 per share and (ii) the underlying shares of common stock are registered. Subject to the conditions set forth therein, the Dividend Warrants may be redeemed by the Company upon not less than sixty (60) days nor more than ninety (90) days prior written notice.

The Dividend Warrants have been measured at fair value at March 31, 2013 using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

The Company’s derivative liability is summarized as follows:

	March 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680	-
Change in fair value	2,543,574	(318,502)

Closing balance	8,387,626	121,000

6	Derivative liability

The Company issued 4,150,000 units on January 23, 2012, 560,000 on February 27, 2012, and 50,000 on May 10, 2012. In addition, during the year ended December 31, 2011 the Company issued 500,000 units on October 3, 2011, 100,000 on October 7, 2011, and 50,000 on November 11, 2011. In total, the Company issued 5,410,000 units for services in settlement of accounts payable and cash proceeds for an aggregate of $2,671,923 (CDN $2,705,000).

The proceeds from the issuance of 3,000,000 of these units issued during the year ended December 31, 2012 were held in escrow pursuant to an exclusive option investment agreement with a strategic investor. Subsequently, the Company elected to let the option expire and the related units were cancelled and the funds returned to the subscriber in order for the Company to retain control over certain intellectual property and commercial rights.

As a result, the Company has issued a net total of 2,410,000 units to December 31, 2012. The units were issued for CDN $0.50 per unit for services, settlement of accounts payable and cash proceeds of an aggregate $1,198,623 (CDN $1,205,000). Each unit consists of one common share and one share purchase warrant. As a result of the units being issued on different dates, the exercise prices, cashless exercise provisions and expiry dates of the units are separated into groupings of 1,110,000 and 1,300,000 warrants respectively.

Each of the 1,110,000 warrant is exercisable until October 31, 2013. The exercise price of each warrant is as follows:

Exercise dates	Price $Cdn

Up to and including October 31, 2012	0.75
From November 1, 2012 up to December 31, 2012	0.80
From January 1, 2013 up to April 29, 2013	0.90
From April 30, 2013 up to July 30, 2013	1.00
From July 31, 2013 up to October 31, 2013	1.25

Under the terms of the subscription agreements DelMar shall use reasonable commercial efforts to complete a liquidity event (“Liquidity Event”). A Liquidity Event shall include but not be limited to the sale of the Company, or its assets, or listing of the Company’s shares on a public stock exchange, through an initial public offering (”IPO”), reverse takeover, merger, amalgamation, or any other comparable event that includes a minimum additional aggregate funding of not less than CDN $5,000,000.

If the Company has not filed a preliminary prospectus with respect to an Initial Public Offering (“IPO”) with one or more securities regulators in Canada or the United States or entered into a letter of intent or binding agreement with respect to a Liquidity Event by certain dates then a portion of the warrants associated with the units will have a cashless exercise provision that will be automatically activated. The cashless exercise provisions are as follows:

Liquidity event date	Portion of warrants to be exercised without cash

By October 31, 2012	10%
By January 1, 2013	an additional 15%
By April 30, 2013	an additional 20%
By July 31, 2013	an additional 25%
By October 31, 2013	an additional 30%

If the Company has not met the requirements for a Liquidity Event by October 31, 2013, all of the warrants issued with the units will be automatically exercised for one common share for no additional consideration.

Upon the receipt of the Liquidity Event notice, each warrant holder will have 20 days after receipt thereof to conditionally exercise any outstanding warrants subject to the occurrence of the Liquidity Event. To the extent that a warrant holder elects not to exercise his rights to conditionally exercise all or any warrants during the Liquidity Event notice period the warrant holder’s right to exercise such warrants will be suspended until the completion of the Liquidity Event or the Company notifies the warrant holder that it will not be proceeding with the Liquidity Event.

Following the occurrence of a Liquidity Event any warrants that were not exercised at such time shall be adjusted as follows:

i)	Unexercised warrants shall expire on the date which is 12 months after the occurrence of a Liquidity Event (the “New Expiry Date”);

ii)	Up to and including the sixth month anniversary of the Liquidity Event, the exercise price shall equal 120% of the closing price of the underlying securities on the Liquidity Event date;

iii)
From and excluding the sixth month anniversary date of the Liquidity Event to and including the New Expiry Date, the exercise price of the warrants shall be 150% of the closing price of the underlying securities on the Liquidity Event date.

If at any time after the completion of a Liquidity Event the common shares of the Company, or exchange shares in the event of a reverse takeover, the closing price of the Company’s shares or exchange shares is at least two times the closing price of the common shares of the Company or the exchange shares on the completion date of a Liquidity Event, as the case may be, the Company shall be permitted to terminate any outstanding warrants on three business days written notice.

Of the total 2,410,000 warrants outstanding, 1,300,000 warrants have the following terms. Each of the 1,300,000 warrant is exercisable until December 31, 2013. The exercise price of each warrant is as follows:

Exercise dates	Price $Cdn

Up to and including December 31, 2012	0.75
From January 1, 2013 up to March 30, 2012	0.80
From March 31, 2013 up to June 29, 2013	0.90
From June 30, 2013 up to September 29, 2013	1.00
From September 30, 2013 up to December 31, 2013	1.25

The 1,300,000 warrants are subject to the same Liquidity Event provisions as the 1,100,000 warrants. The cashless exercise provisions as follows:

Liquidity event date	Portion of warrants to be exercised without cash

By December 31, 2012	10%
By March 31, 2013	an additional 15%
By June 30, 2013	an additional 20%
By September 30, 2013	an additional 25%
By December 31, 2013	an additional 30%

All other terms of the 1,300,000 warrants are the same as the 1,110,000 warrants. Included in the 2,410,000 net units issued to December 31, 2012 are 610,000 units issued to officers and directors of the Company pursuant to either their respective consulting agreements or for settlement of accounts payable (note 8).

Based on the terms of the warrants it was determined that the warrants were considered a derivative liability which is recognized at fair value at the date of the transaction and re-measured at fair value every reporting period with gains or losses on the changes in fair value recorded in the statement of loss and comprehensive loss.

The warrants issued with the units have been re-valued at December 31, 2012 using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 71%, risk free rate – 1.7% and a term of one year.

Pursuant to finders’ fee agreements (notes 7 and 10(a)) the Company is required to pay finder’s fees related to the issuance of certain units. In relation to these agreements at December 31, 2012 the Company recognized $49,635 related to the cash component and $14,295 related to the warrant component of the finders’ fees. These items have been recorded as issue costs and been allocated to capital stock and derivative liability. The issue costs allocated to the derivative liability have been expensed in the statement of operations and comprehensive loss at December 31, 2012.

The financing completed by the Company subsequent to December 31, 2012 (note 12 (b)) qualified as a Liquidity Event under the terms of the warrant agreements. As a result, all of the 2,410,000 warrants have been adjusted per the Liquidity Event provision of the underlying warrant agreement. Therefore, all of the warrants now expire on January 25, 2014. The warrants are now exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. Also, due to the timing of the Liquidity Event, a total of 110,000 warrants are exercisable on a cashless basis.

$

Opening balance - January 1, 2011	-

Issuance of units	106,146

Closing balance - December 31, 2011	106,146

Issuance of units	333,356
Change in fair value	(318,502)

Closing balance - December 31, 2012	121,000

Stockholders' deficiency	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' deficiency
7	Stockholders’ deficiency

Preferred stock

Authorized
5,000,000 preferred shares, $0.001 par value

Issued and outstanding at March 31, 2013 - 1 (December 31, 2012 - none)

In connection with the Exchange Agreement (note 3), on the Closing Date, the Company, Callco, Exchangeco and Computershare Trust Company of Canada (the “Trustee”) entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, Company issued one share of Special Voting Preferred Stock (the “Special Voting Share”) to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Share for the benefit of the holders of the Exchangeable Shares (other than the Company and any affiliated companies) (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Exchange Agreement and the Trust Agreement, on January 17, 2013, the Company filed a certificate of designation of Special Voting Preferred Stock (the “Special Voting Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Stock. The Special Voting Preferred Stock votes as a single class with the common stock and is entitled to a number of votes equal to the number of Exchangeable Shares of Exchangeco outstanding as of the applicable record date (i) that are not owned by the Company or any affiliated companies and (ii) as to which the holder has received voting instructions from the holders of such Exchangeable Shares in accordance with the Trust Agreement.

The Special Voting Preferred Stock is not entitled to receive any dividends or to receive any assets of the Company upon any liquidation, and is not convertible into common stock of the Company.

The voting rights of the Special Voting Preferred Stock will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Stock will be automatically cancelled at such time as the share of Special Voting Preferred Stock has no votes attached to it.

Common stock

Authorized
200,000,000 common shares, $0.001 par value

Issued and outstanding at March 31, 2013 - 30,635,009 (December 31, 2012 - 13,050,000).  The issued and outstanding common shares include 8,729,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (note 3).

a)	Shares issued for the Reverse Acquisition

On January 25, 2013, the Company entered into and closed an Exchange Agreement with DelMar (BC) (note 3). The Reverse Acquisition resulted in the Company acquiring DelMar (BC) by issuing a sufficient number of shares such that the shareholders of DelMar (BC) had a controlling interest in the Company subsequent to the completion of the Reverse Acquisition. At the time of the Reverse Acquisition, there were 13,070,000 common shares of DelMar (BC) and 3,250,007 shares of common stock of the Company issued and outstanding. All of the 13,070,000 shares of DelMar (BC) were acquired either directly or indirectly (through Exchangeco) by the Company resulting in DelMar (BC) becoming a wholly owned subsidiary of the Company.

As a result of the shareholders of DelMar (BC) having a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction constitutes a reverse recapitalization with DelMar (BC) being the accounting acquirer even though legally the Company is the acquirer. Therefore, for accounting purposes, the Company is shown to have issued 3,250,007 common shares for the Reverse Acquisition (note 3).

b)	$0.80 Unit offering

In connection with the Reverse Acquisition, on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment and the Investor Warrants are redeemable under certain circumstances (note 6).

The Company retained Charles Vista, LLC (the “Placement Agent”) as the placement agent for the Private Offering. The Company paid the Placement Agent a cash fee of $1,050,000 (equal to 10% of the gross proceeds), a non-accountable expense allowance of $315,000 (equal to 3% of the gross proceeds), and a one-year consulting fee of $60,000. In addition, the Company incurred other unit issue and closings costs of approximately $500,000 resulting in net proceeds to the Company of $8,575,000. Certain of the additional closing costs are not eligible to be treated as share issue costs and as a result they have been expensed. Net unit proceeds per the consolidated condensed interim statements of cash flows include gross unit proceeds less cash share issue costs attributable to the shares only. The portion of the unit issue costs attributable to the derivative liability has been expensed.

In addition, the Company issued to the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase 5,250,000 shares of common stock (equal to 20% of the shares of common stock (i) included as part of the Units sold in the Private Offering and (ii) issuable upon exercise of the Investor Warrants) at an exercise price of $0.80, exercisable on a cash or cashless basis.

The Company also engaged the Placement Agent as its warrant solicitation agent in the event the Investor Warrants are called for redemption and will pay a warrant solicitation fee to the Placement Agent equal to 5% of the amount of funds solicited by the Placement Agent upon the exercise of the Investor Warrants following such redemption.

In connection with the Private Offering, the Company entered into a registration rights agreement with the Investors, pursuant to which the Company agreed to file a registration statement (the “Registration Statement”) registering for resale all shares of common stock (a) included in the Units; and (b) issuable upon exercise of the Investor Warrants, no later than 90 days after the completion of the Private Offering (the “Filing Deadline”) and to use commercially reasonable efforts to cause the Registration Statement to become effective within 180 days of the Filing Deadline. The Company agreed to use commercially reasonably efforts to keep the Registration Statement effective while the Investor Warrants are outstanding.

Certain of the Private Offering costs were incurred by the Company prior to December 31, 2012. These costs of $90,771 were treated as issue costs during the three months ended March 31, 2013.

c)	Shares issued to Valent for future royalty reduction

Simultaneous with the Reverse Acquisition, the Company issued to Valent 1,150,000 shares of common stock in exchange for Valent reducing certain future royalties under its Assignment Agreement with the Company (note 5).

d)	Shares issued for services

Pursuant to a consulting agreement dated May 1, 2012 the Company is required to issue 20,000 shares of common stock per month from June 1, 2012 to May 1, 2013 inclusive. Under this agreement the Company has issued 60,000 shares of common stock for the three months ended March 31, 2013. The shares have been valued using the fair value of shares recently issued by the Company.

Stock Options

On February 1, 2012 the Company’s board of directors approved its stock option plan (the “Plan”). Under the Plan the number of common shares that will be reserved for issuance to officers, directors, employees and consultants under the Plan will not exceed 7.5% of the share capital of the Company on a fully diluted basis. On February 1, 2012 the Company granted 930,000 options and on June 15, 2012 an additional 90,000 options were granted under the Plan. All of the stock options granted have an exercise price of CDN $0.50 and expire 10 years from the date of grant. Of the 1,020,000 stock options granted, 450,000 vest in equal monthly installments over one year and 570,000 vest in equal monthly installments over three years. Included in the total number of stock options granted were 450,000 granted in equal tranches to the Company’s three directors.

In the event of the sale of 66 2/3% of the equity securities of the Company where equity securities include shares, warrants, stock options, and any convertible securities of the Company, any options not yet granted under the Plan shall be deemed granted to the principle founders of the Company on a pro-rata basis in accordance with their ownership of the Company on a fully-diluted basis immediately prior to the closing of such a sale.

The following table sets forth the options outstanding under the Plan are as follows:

	Number of stock options outstanding	Weighted average exercise price CDN$

Balance - December 31, 2012 and March 31, 2013	1,020,000	0.50

The following table summarizes stock options currently outstanding and exercisable at March 31, 2013:

Exercise price $Cdn	Number outstanding at March 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price $CDN	Number exercisable at March 31, 2013	Exercise price $CDN

$0.50	1,020,000	8.87	0.50	660,500	0.50

Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

	March 31, 2013	Grant date

Dividend rate	0%	0%
Volatility	84.8%	97.3%
Risk-free rate	1.00%	1.25%
Term - years	1.80	3.0

During the quarter ended March 31, 2013 the Company’s functional currency changed from $CDN to $USD. As a result, certain stock options previously granted by the Company are now recognized as a long-term liability. The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Three months ended March 31,
	2013	2012
	$	$

Research and development	152,480	61,069
General and administrative	51,865	27,350
	204,345	88,419

Of the total expense of $204,345, $183,499 has been recognized as a liability and $20,846 as paid in capital. The aggregate intrinsic value of stock options outstanding at March 31, 2013 was $1,181,007 and the aggregate intrinsic value of stock options exercisable at March 31, 2013 was $764,760. As of March 31, 2013 there was $190,403 (March 31, 2012 - $191,383) in unrecognized compensation expense that will be recognized over the next eighteen months. No stock options have been exercised under the Plan.

A summary of status of the Company’s unvested stock options under all plans is presented below:

	Number of Options	Weighted average exercise price $CDN	Weighted average grant date fair value $CDN

Unvested at December 31, 2012	444,500	0.50	0.304

Granted	-	-	-
Vested	(85,000)	0.50	0.304

Unvested at March 31, 2013	359,500	0.50	0.304

Warrants

	Number of Warrants	Amount $

Balance - December 31, 2012	950,000	153,106

Warrants issued as unit issue costs	5,250,000	6,288,594

Balance - March 31, 2013	6,200,000	6,441,700

As part of the Company’s unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 7(b)). The Placement Agent Warrants have been recognized as non-cash issue costs and costs have been allocated to common stock and derivative liability. The portion allocated to additional period in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions:  dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

Certain of the Company’s warrants have been recognized as a derivative liability (note 6). Below is a table that summarizes all of the Company’s outstanding warrants as of March 31, 2013:

Description	Number

CDN $0.50 warrants (note 6) (i)	2,410,000
Issued as broker warrants (ii)	105,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (note 6) (v)	13,125,002
Dividend warrants (note 6)(vi)	3,250,007
Placement Agent (vii)	5,250,000

Closing balance - March 31, 2013	24,985,009

i)
All of the warrants expire on January 25, 2014. They are exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. A total of 110,000 warrants are exercisable on a cashless basis.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CDN $0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)	The Company issued 500,000 warrants to Valent (note 3). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 7(b)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.

vi)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

vii)	The Placement Agent are exercisable at $0.80 per warrant until March 6, 2018. The Placement Agent Warrants were all issued on March 6, 2013.

7	Stockholders’ deficiency

Common stock

Authorized
Unlimited common shares without par value
Issued and outstanding at December 31, 2011 - 13,050,000 (December 31, 2011 - 9,059,375)

a)	Shares issued to founders

On May 27, 2010, the Company issued 7,000,000 common shares to its founders at $0.001 per share for total proceeds of $6,667. Of the 7,000,000 shares issued, 6,000,000 were issued to founders who are also officers or directors of the Company. In addition, of the 7,000,000 shares issued, 6,700,000 are subject to vesting provisions and a repurchase option to the Company. At any time prior to the expiration of 36 months from May 27, 2010 the Company at its sole discretion may repurchase some or all of the unvested 6,700,000 shares at $0.001 per share.

For the 6,700,000 shares subject to vesting, 25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010. If any of the subscribers is or becomes a director, officer, employee or consultant of the Company or an affiliate of the Company, all unvested shares shall vest immediately if the subscriber is subsequently removed as a director or officer of the Company or its affiliate, or is subsequently terminated as an employee or consultant of the Company or its affiliate, in each case without cause.

b)	Shares issued to the DelMar Employees Share Purchase Trust

The Company has established the DelMar Employees Share Purchase Trust (the “Trust”). The purposes of the Trust are to (i) enhance the ability of the Company and its affiliates to attract, motivate, retain and reward directors, officers, employees and consultants, (b) facilitate employee ownership of shares of the company and (c) promote closer alignment of interests between key employees of the company and its shareholders. The Trust is overseen by a Trustee appointed by the Company and funds from the Company (“Settled Funds”) were used to subscribe for common shares (“Trust Shares”) in the capital of the Company. On May 27, 2010, the Company issued 2,000,000 common shares to the trust. The Company used Settled Funds to pay for the trust Shares.

Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - December 31, 2012	-

The Company has transferred shares from the Trust to various consultants for work or services performed for the Company. Shares held by the Trust are not issued and outstanding until the shares are transferred out of the Trust. For the year ended December 31, 2012, the Company recognized the fair value of the shares transferred as an expense with the offsetting charge to capital stock for $781,846 (2011- $95,140, 2010 - $32,091).

Of the 1,590,625 transferred out of the trust during the year ended December 31, 2012, 1,390,625 were transferred in equal tranches to each of the Company’s three directors. The related compensation expense was recorded in the statement of operations.

c)	Shares issued in private placements

On August 27, 2010, the Company issued 720,000 common shares at $0.095 (CDN $0.10) per share for total proceeds of $68,414 and on September 8, 2010 the Company issued an additional 280,000 common shares at $0.096 (CDN $0.10) per share for total proceeds of $26,989. Of the total proceeds of $68,414 from the August 27, 2010 issuance, $28,506 was received in 2011 and has been recorded as subscriptions receivable at December 31, 2010.

d)	Shared issued to consultants

Pursuant to a consulting agreement, the company issued a total 140,000 common shares for the year ended December 31, 2012 (2011 - $nil) (note 10(c)). The fair value of the shares issued of $75,800 was determined based on the fair value of the Company’s common shares at the time the shares were issued.

e)	Shares issued to Valent

During the year ended December 31, 2012, the Company issued 500,000 common shares to Valent for partial settlement of accounts payable (note 8).

Stock options

On February 1, 2012, the Company’s board of directors approved its stock option plan (the “Plan”). Under the Plan the number of common shares that will be reserved for issuance to officers, directors, employees and consultants under the Plan will not exceed 7.5% of the share capital of the Company on a fully diluted basis. On February 1, 2012 the Company granted 930,000 options and on June 15, 2012 an additional 90,000 options were granted under the Plan. All of the stock options granted have an exercise price of CDN $0.50 and expire 10 years from the date of grant. Of the 1,020,000 stock options granted, 450,000 vest in equal monthly installments over one year and 570,000 vest in equal monthly installments over three years. Included in the total number of stock options granted were 450,000 granted in equal tranches to the Company’s three directors.

In the event of the sale of 66 2/3% of the equity securities of the Company where equity securities include shares, warrants, stock options, and any convertible securities of the Company, any options not yet granted under the Plan shall be deemed granted to the principle founders of the Company on a pro-rata basis in accordance with their ownership of the Company on a fully-diluted basis immediately prior to the closing of such a sale.

The following table sets forth the options outstanding under the Plan as of December 31, 2012:

	Number of stock options outstanding	Weighted average exercise price $Cdn

Balance - December 31, 2011	-	-
Granted	1,020,000	0.50

Balance – December 31, 2012	1,020,000	0.50

The following table summarizes stock options currently outstanding and exercisable at December 31, 2012:

Exercise price $Cdn	Number outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price $Cdn	Number exercisable at December 31, 2012	Exercise price $Cdn

$0.50	1,020,000	9.12	0.50	575,500	0.50

Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

	December 31, 2012	Grant date

Dividend rate	0%	0%
Volatility	74%	97.3%
Risk-free rate	1.25%	1.25%
Term - years	2.1	3.0

The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Periods ended December 31,

	2012 $	2011 $	2010 $

Research and development	196,281	-	-
General and administrative	76,313	-	-

	272,594	-	-

The aggregate intrinsic value of stock options outstanding at December 31, 2012 was $306,000 and the aggregate intrinsic value of stock options exercisable at December 31, 2012 was $172,650. As of December 31, 2012 there was $96,426 in unrecognized compensation expense that will be recognized over the next 24 months. No stock options have been exercised under the Plan.

A summary of status of the Company’s unvested stock options as of December 31, 2012 under all plans is presented below:

	Number of options	Weighted average exercise price Cdn$	Weighted average grant date fair value Cdn$

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.50	0.304
Vested	(575,500)	0.50	0.304

Unvested at December 31, 2012	444,500	0.50	0.304

Warrants

	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 3). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

The fair value of all of the warrants was based on the fair value of the warrants included as part of the unit issuances completed in 2011 and 2012.

Financial instruments	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Financial instruments
8	Financial instruments

The Company has financial instruments that are measured at fair value. To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

•	Level one - inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

•
Level two - inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals; and

•	Level three - unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable, related party payables and derivative liability. The carrying values of cash and cash equivalents, other receivables, accounts payable and related party payables approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the derivative liability are not readily available, the Company has used a simulated probability valuation model, as described in note 2 to estimate fair value. The derivative liability utilizes Level 3 inputs as defined above.

The Company has the following liabilities under the fair value hierarchy:

	March 31, 2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	8,387,626

	December 31, 2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

Current and deferred income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current and deferred income taxes
9	Current and deferred income taxes

The Company has the following non-capital losses available to reduce taxable income of future years:

Expiry date	$

2030	67,296
2031	1,098,669
2032	1,233,369

Significant components of the Company’s deferred tax assets are shown below:

	2012	2011
	$	$

Non-capital losses carried forward	323,910	148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182

	339,405	161,808
Valuation allowance	(339,405)	(161,808)

Net deferred tax assets	-	-

The income tax benefit of these tax attributes have not been recorded in these financial statements because of the uncertainty of their recovery.

The Company’s effective income tax rate differs from the statutory income tax rate of 13.5% (2011 - 13.5%, 2010 - 13.5%).

The differences arise from the following items:

	2012	2011
	$	$

Tax recovery at statutory income tax rates	(324,049)	(179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674

	-	-

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
10	Commitments and contingencies

a)	Financing

In June 2011, the Company entered into an agreement for assistance with financing. Under the agreement, the Company is required to pay an 8% cash commission on gross proceeds from financing arranged by the service provider. The Company will also be required to issue warrants equal to 8% of the number of units issued to investors identified by the service provider. Fees payable under this agreement are to be paid in CDN. As of December 31, 2012 the Company has paid $49,635 (CDN $50,000) and recognized the fair value of 100,000 warrants in the amount of $13,759 under this agreement. The total amount of $63,394 has been recognized as share issue costs allocated between the issuance of shares and derivative liability. The warrants under this agreement were issued on March 1, 2012. The cash paid and warrants issued represent the final amounts due under this agreement. Each warrant entitles the holder to acquire one common share at CDN $0.50 per share until March 1, 2015 (note 7).

b)	Investor relations

In November 2011, the Company entered into a contract for investor relations services requiring the payment of $10,000 per month commencing December 2011. The agreement will automatically renew unless 60-day written notice of termination is provided by either party. In addition, the Company is required to issue 345,000 warrants. The warrants under the agreement become issuable upon the completion of a CDN $2,500,000 financing by the Company. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants expire on February 1, 2015 (note 7).

Commencing January 1, 2013, the monthly fee payable under this agreement is $15,000.

c)
On May 1, 2012, the Company entered into a one-year consulting agreement with an individual for the provision of general business and strategic advisory services. Pursuant to the agreement, the Company will pay the consultant $15,000 per month and will settle the monthly fee by way of $5,000 in cash and $10,000 by way of 20,000 common shares of the Company. Until the occurrence of a Liquidity Event (defined as the completion or occurrence of an asset sale, a share sale or a Public Company Triggering Event (defined as the completion of an Initial Public Offering or Reverse Take-Over)), the common shares issued to the consultant under the agreement shall be non-transferable and shall be held in escrow by the Company in trust for the consultant. If a Liquidity Event has not occurred prior to the liquidation, dissolution or winding-up of the Company or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, the common shares issued to the consultant will be forfeited to the Company for no consideration. The financing completed  by the company subsequent to December 31, 2012 (note 12 (b)) qualifies as a Liquidity Event under the agreement. As a result, the shares issued under the agreement have been issued to the commitment. The agreement will automatically expire on the first anniversary of the agreement unless mutually agreed to in writing by both parties. The agreement can be terminated by either party by providing 30 days written notice of termination.

d)	Office Lease

The Company leased an office on a month-to-month basis for the period from September 1, 2010 to November 30, 2010. In November 2010 the Company earned one year of free office rent pursuant to the submission of its business plan as part of the Discovery Parks Generator Competition. The rent-free period commenced February 1, 2011.

The Company currently rents its office space pursuant to a month to month lease at a rate of CDN$1,600 per month. During the year ended December 31, 2011, the Company recorded $12,669 as a rent expense (2011 - $480; 2010 - $2,190).

Financial risk management	12 Months Ended
Dec. 31, 2012
Financial Risk Management [Abstract]
Financial risk management
11	Financial risk management

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or valuation of its financial instruments.

The Company is exposed to financial risk related to fluctuation of foreign exchange rates. Foreign currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than the Canadian dollar, primarily expenses for research and development incurred in US dollars. The Company believes that the results of operations, financial position and cash flows would be affected by a sudden change in foreign exchange rates, but would not impair or enhance its ability to pay its US dollar accounts payable. The Company manages foreign exchange risk by converting its Canadian dollars to US dollars as needed. The Company has only recently opened a US dollar bank account. As at December 31, 2012, US dollar denominated accounts payable and accrued liabilities and loan payable exposure in US dollars totaled $964,807.

a)	Foreign exchange risk

Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10% of the closing rate at year end the maximum exposure is $96,481.

Balances in foreign currencies at December 31, 2012 and 2011 are as follows:

	2012 US balances $	2011 US balances $

Trade payables	700,455	496,932
Loan payable, including accrued interest	264,352	256,831

	964,807	753,763

b)	Interest rate risk

The Company is subject to interest rate risk on its cash and cash equivalents and believes that the results of operations, financial position and cash flows would not be significantly affected by a sudden change in market interest rates relative to the investment interest rates due to the short-term nature of the investments. As at December 31, 2011, cash and cash equivalents held in Canadian dollar savings accounts or short-term investments of$ 17,782. The Company’s cash balance does not currently earn interest. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company’s interest bearing accounts will be insignificant.

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in raising funds to meet cash flow requirements associated with financial instruments. The recent problems in the global credit markets have resulted in a drastic reduction in the ability of companies to raise capital through the public markets. See note 1 going concern, for additional comments relating to liquidity risk. The Company continues to manage its liquidity risk based on the outflows experienced for the year ended December 31, 2012 and is undertaking efforts to conserve cash resources wherever possible. The maximum exposure of the Company’s liquidity risk is $1,125,392 at December 31, 2012 (2011 - $582,173).

Credit risk

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, as well as outstanding receivables. The Company limits its exposure to credit risk, with respect to cash and cash equivalents, by placing them with high quality credit financial institutions. The Company’s cash equivalents consist primarily of operating funds with commercial banks. Of the amounts with financial institutions on deposit, the following table summarizes the amounts at risk should the financial institutions with which the deposits are held cease trading:

The maximum exposure of the Company’s credit risk is $45,499 at December 31, 2012 (2011 - $38,802).

Cash and cash equivalents $	Insured amount $	Non-insured amount $

17,782	17,782	-

Concentration of credit risk

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents.
The Company places its cash and cash equivalents in accredited financial institutions and therefore the
Company’s management believes these funds are subject to minimal credit risk. The Company has no significant off-balance sheet concentrations of credit risk such as foreign currency exchange contracts, option contracts or other hedging arrangements.

Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
9	Subsequent events

Share issuances

On April 8, 2013 the Company issued 515,000 shares of common stock for services.

Stock options

On April 22, 2013 the Company granted 120,000 stock options at an exercise price of $1.54. In addition, the Company cancelled 120,000 stock options at an exercise price of CDN $0.50 per option.

12	Subsequent events

a)	Reverse acquisition

On January 25, 2013, the Company entered into and closed an Exchange Agreement with DelMar Pharmaceuticals, Inc. (“DMPI”) (formerly Berry Only Inc.) (the “Acquisition”). The Acquisition resulted in DMPI acquiring DelMar by issuing a sufficient number of shares such that the shareholders of DelMar had a controlling interest in DMPI subsequent to the completion of the Acquisition. At the time of the Acquisition, there were 13,070,000 common shares of DelMar and 3,250,007 shares of common stock of DMPI issued and outstanding. All of the 13,070,000 shares of DelMar were acquired either directly or indirectly (through a newly formed subsidiary) by DMPI resulting in DelMar becoming a wholly owned subsidiary of DMPI. Simultaneous with the Acquisition, Valent was issued 1,150,000 common shares of DMPI. The shares issued to Valent by DMPI were issued in exchange for Valent reducing certain future royalties under its agreement with DelMar. Upon completion of the Acquisition DelMar became a wholly-owned subsidiary of DMPI. As a result of the shareholders of DelMar having a controlling interest in DMPI subsequent to the Acquisition, for accounting purposes the transaction constitutes a reverse recapitalization with DelMar being the accounting acquirer even though legally DelMar is the acquiree. Therefore, the net assets of DMPI are recorded at fair value at the date of the transaction. No goodwill is recorded with respect to the transaction as it does not constitute a business combination.

b)	Unit offering

In connection with the Acquisition, on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, DMPI entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which DMPI issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment and the Investor Warrants are redeemable under certain circumstances.

Charles Vista, LLC (the “Placement Agent”) was retained as the placement agent for the Private Offering. The Placement Agent was paid a cash fee of $1,050,000 (equal to 10% of the gross proceeds), a non-accountable expense allowance of $315,000 (equal to 3% of the gross proceeds), and a one-year consulting fee of $60,000. In addition, the Company incurred other closings costs of approximately $500,000 resulting in net proceeds to the Company of $8,575,000. In addition, the Company issued to the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase 5,250,000 shares of common stock (equal to 20% of the shares of common stock (i) included as part of the Units sold in the Private Offering and (ii) issuable upon exercise of the Investor Warrants) at an exercise price of $0.80, exercisable on a cash or cashless basis.

The Company has also agreed to engage the Placement Agent as its warrant solicitation agent in the event the Investor Warrants are called for redemption and will pay a warrant solicitation fee to the Placement Agent equal to 5% of the amount of funds solicited by the Placement Agent upon the exercise of the Investor Warrants following such redemption.

In connection with the Private Offering, the Company entered into a registration rights agreement with the Investors, pursuant to which the Company agreed to file a registration statement (the “Registration Statement”) registering for resale all shares of common stock (a) included in the Units; and (b) issuable upon exercise of the Investor Warrants, no later than 90 days after the completion of the Private Offering (the “Filing Deadline”) and to use commercially reasonable efforts to cause the Registration Statement to become effective within 180 days of the Filing Deadline. The Company agreed to use commercially reasonably efforts to keep the Registration Statement effective while the Investor Warrants are outstanding.

Certain of the Private Offering costs were incurred by the Company prior to December 31, 2012. These costs of $90,771 have been recorded as deferred costs and will be treated as issue costs upon the first closing of the Private Offering.

Significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the United States dollar.

In the quarter ended March 31, 2013, the Company’s functional currency changed from Canadian dollars to United States dollars as a result of the varying objective factors. Therefore translation of goods and services in a foreign currency is re-measured to the functional currency of the Company with gains and losses on re-measurement recorded in the consolidated condensed statement of loss. Any gains and losses that were previously recorded in accumulated other comprehensive income is unchanged from the date of the change of functional currency which was January 1, 2013.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DelMar Pharmaceuticals, (BC) Ltd., 0959454 B.C. Ltd., a British Columbia corporation (“Callco”), and 0959456 B.C. Ltd., a British Columbia corporation (“Exchangeco”). All intercompany balances and transactions have been eliminated.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Basis of presentation

The financial statements of DelMar have been prepared in accordance with United States Generally Accepted Accounting Principles (“US GAAP”) and are presented in United States dollars. The Company’s functional currency is the Canadian dollar.

The principal accounting policies applied in the preparation of these financial statements are set out below and have been consistently applied to all periods presented.

Unaudited interim financial data
Unaudited interim financial data

The accompanying unaudited March 31, 2013 consolidated condensed balance sheets, the consolidated statements of loss and comprehensive loss, consolidated condensed statement of changes in stockholders' deficiency,  and consolidated condensed cash flows for the three months ended March 31, 2013 and 2012, and the related interim information contained within the notes to the consolidated condensed financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and the notes required by accounting principles generally accepted in the United States for complete financial statements. These consolidated condensed financial statements should read in conjunction with the annual financial statements as at December 31, 2012 filed in our Form 8-K/A on March 28, 2013. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company’s financial position at March 31, 2013 and results of its operations and its cash flows for the three months ended March 31, 2013 and 2012. The results for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other future annual or interim period.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, expenses, contingent assets and contingent liabilities as at the end or during the reporting period. Actual results could significantly differ from those estimates. Significant areas requiring management to make estimates include the derivative liability and the valuation of equity instruments issued for services. Further details of the nature of these assumptions and conditions may be found in the relevant notes to the financial statements.

a)	Fair value of derivative liability

The derivative is not traded in an active market and the fair value is determined using valuation techniques. The Company uses judgment to select a variety of methods to make assumptions that are based on specific management plans and market conditions at the end of each reporting period. The Company uses a fair value estimate to determine the fair value of the derivative liability. The carrying value of the derivative liability would be higher or lower as management estimates around specific probabilities change. The estimates may be significantly different from those recorded in the financial statements because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. All changes in the fair value are recorded in the statement of loss each reporting period. This is considered to be a Level 3 financial instrument.

Comparatives		Comparatives Certain numbers have been reclassified to conform with the presentation adopted in the current year.
Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid short-term interest-bearing securities with maturities at the date of purchase of three months or less. Cash and cash equivalents are held at a single recognized Canadian financial institution. Interest earned is recognized in the statements of loss.

Foreign currency translation
Foreign currency translation

The functional currency of the Company at December 31, 2012 is the Canadian dollar. Transactions that are denominated in a foreign currency are re-measured into the functional currency at the current exchange rate on the date of the transaction. Any foreign currency denominated monetary assets and liabilities are subsequently re-measured at current exchange rates, with gains or losses recognized as foreign exchange losses or gains in the statement of operations. Nonmonetary assets and liabilities are translated at historical exchange rates. Expenses are translated at average exchange rates during the period. Exchange gains and losses are included in statement of operations for the period.

Adjustments arising from the translation of the Company’s financial statements to United States dollars for presentation purposes due to differences between average rates and balance sheet rates are recorded in other comprehensive income.

The financial statements have been presented in a currency other than the functional currency of the Company as management has determined that the U.S. dollar is the common currency in which the Company’s peers, being international drug and pharmaceutical companies, present their financial statements. For presentation purposes the assets and liabilities of the Company are translated to U.S. dollars at exchange rates at the reporting date. The historical equity transactions have been translated using historical rates in effect on the date that each transaction occurred. The income and expenses are translated to U.S. dollars at the average exchange rate for the period in which the transaction arose. Exchange differences arising are recognized in a separate component of equity titled accumulated other comprehensive income (loss).

Current and deferred income taxes
Current and deferred income taxes

The Company follows the liability method of accounting for income taxes. Under this method, current income taxes are recognized for the estimated income taxes payable for the current period. Income taxes are accounted for using the asset and liability method of accounting. Future income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards. Future income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled. The effect on future income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date. When realization of future income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Financial instruments
Financial instruments

The Company has financial instruments that are measured at fair value. To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

●	Level one - inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

●
Level two - inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals; and

●	Level three - unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable, related party payables and derivative liability. The carrying values of cash and cash equivalents, other receivables, accounts payable and related party payables approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the derivative liability are not readily available, the Company has used a simulated probability valuation model, as described in note 6 to estimate fair value. The derivative liability utilizes Level 3 inputs as defined above.

The Company has the following liabilities under the fair value hierarchy:

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146

Prototype drug product
Prototype drug product

The prototype drug product (the “drug”) is stated at the lower of cost and net realizable value. The cost of the drug is comprised of direct costs related to the acquisition of the drug. During the years ended 2012 and 2011, the Company recorded $nil in relation to these amounts as inventories (2010 - $250,000 was recorded as prototype drug product) and fully utilized in clinical and pre-clinical testing trials during the year ended December 31, 2011.

Intangible assets
Intangible assets

Under its assignment agreement with Valent Technologies LLC (“Valent”) (note 3) the Company has incurred certain costs relating to patents assigned to the Company under its agreement with Valent. As the patents had not yet been assigned to the Company at December 31, 2011, the Company has expensed these costs for the year ended December 31, 2011.

Expenditures associated with the filing, or maintenance of patents, licensing or technology agreements are expensed as incurred. Costs previously recognized as an expense are not recognized as an asset in subsequent periods.

Once the technology has achieved commercialization, patent costs will be deferred and amortized over the life of the related patent.

Clinical trial expenses / Research and development costs
Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct certain product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements are based on estimates of the work performed using an accrual basis of accounting. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Research and development costs

Research and development expenses include payroll, employee benefits, stock-based compensation expense, and other headcount-related expenses associated with product research and development. Research and development expenses also include third-party development and clinical trial expenses noted above, such costs related to product research and development are included in research and development expense until the point that technological feasibility is reached, which for our products, is generally shortly before the products are approved by the relevant food and drug administration. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Clinical trial expenses

Clinical trial expenses are a component of research and development costs and include fees paid to contract research organizations, investigators and other vendors who conduct specific research for product development activities on behalf of the Company. The amount of clinical trial expenses recognized in a period related to service agreements is based on estimates of the work performed on an accrual basis. These estimates are based on patient enrollment, services provided and goods delivered, contractual terms and experience with similar contracts. The Company monitors these factors to the extent possible and adjusts our estimates accordingly. Prepaid expenses or accrued liabilities are adjusted if payments to service providers differ from estimates of the amount of service completed in a given period.

Research and development costs are expensed in the period incurred. At December 31, 2012 and 2011 all research and development costs were expensed.

Government assistance and investment tax credits
Government assistance and investment tax credits

The Company uses the cost reduction method of accounting for tax credits. Tax credits related to the acquisition of research equipment are deducted from the related asset with amortization being calculated on the net amount or to the expenditures in the determination of net income as the expenditures are incurred. These amounts are recognized when there is reasonable assurance they will be realized.

Non-refundable government grants are recorded as a reduction of expenses or in the cost of the asset. Grants in excess of expenditures are deferred to future periods, to be offset against any future expenditure to be incurred or credited to development costs if they exceed future expenditures.

The benefits of refundable investment tax credits for scientific research and experimental development expenditures are recognized in the year the qualifying expenditure is made when there is reasonable assurance the investment tax credits will be realized. The investment tax credits recorded are based on management’s estimates of amounts expected to be recovered and are subject to audit by taxation authorities. The investment tax credit reduces the carrying cost of expenditures for equipment or research and development expenses to which it relates.

Share for services
Shares for services

The Company has issued equity instruments for services provided by employees and non-employees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions) based on the completion of these services.

In prior periods the Company transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) to consultants and management in exchange for services rendered to the Company. The Company recognized the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at March 31, 2013 is nil (December 31, 2012 – nil).

The shares transferred from the Trust in prior periods have been valued using the fair value of the shares transferred. The Company has used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

    Shares for services

The Company has issued equity instruments for services provided by employees and nonemployees. The equity instruments are valued at the fair value of the instrument granted (see notes 6 and 7 for assumptions).

The Company has transferred shares from the DelMar Employee Share Purchase Trust (the “Trust”) (note 7) to consultants and management in exchange for services rendered to the Company. The Company recognizes the fair value of the shares transferred as an expense with a corresponding increase in common stock. The shares reserved for issuance to consultants and management that are held by the Trust are included in the financial statements at year end. There are no other assets in the Trust. The number of shares outstanding for issue from the Trust at December 31, 2012 is nil (2011 - 1,590,625; 2010 – 1,743,750) (note 7).

The shares transferred from the Trust have been valued using the fair value of the shares transferred. The Company used recent share transactions in order to determine the fair value of the shares transferred from the Trust.

Stock options
Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Stock options

The Company accounts for these awards under ASC 718, “Compensation - Stock Compensation” (“ASC 718”). ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation over the requisite service period for awards expected to vest. Compensation expense for unvested options to non-employees is revalued at each period end and is being amortized over the vesting period of the options. The determination of grant-date fair value for stock option awards is estimated using the Black-Scholes model, which includes variables such as the expected volatility of the Company’s share price, the anticipated exercise behavior of its grantee, interest rates, and dividend yields. These variables are projected based on the Company’s historical data, experience, and other factors. Changes in any of these variables could result in material adjustments to the expense recognized for share-based payments. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line attribution method. The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from current estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including type of awards granted, employee class, and historical experience. Actual results and future estimates may differ substantially from current estimates.

Comprehensive income
Comprehensive income

In accordance with ASC 220, “Comprehensive Income” (“ASC 220”) all components of comprehensive income, including net loss, are reported in the financial statements in the period in which they are recognized. Comprehensive income is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. Net loss and other comprehensive (income) loss, , including foreign currency translation adjustments, are reported, net of any related tax effect, to arrive at comprehensive income. No taxes were recorded on items of other comprehensive income.

Derivative liability
Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. As quoted prices for the derivative liability are not available, the Company uses a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. (note 8).

Derivative liability

The Company accounts for certain warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the warrants require the issuance of securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies these warrants on its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. The Company has used a simulated probability valuation model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates (specifically probabilities) used may cause the value to be higher or lower than that reported. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on the historical volatility of similar life sciences companies. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Loss per share
Loss per share

Loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At March 31, 2013, potential common shares of 24,985,009 (March 31, 2012 - 3,310,000) relating to warrants and 1,020,000 (March 31, 2012 - 1,020,000) relating to stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding. Diluted loss per share does not differ from basic loss per share since the effect of the Company’s warrants is anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At December 31, 2012, potential common shares of 4,380,000 (2011 – 650,000; 2010 - nil) related to outstanding warrants and stock options were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive.

Segment information
Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being North America. All of the Company’s assets and headquarters are located in Canada while its clinical operations are conducted in the United States.

Segment information

The Company identifies its operating segments based on business activities, management responsibility and geographical location. The Company operates within a single operating segment being the research and development of cancer indications, and operates in one geographic area, being Canada. All of the Company’s assets are located in Canada.

Recent accounting pronouncements
Recent accounting pronouncements

The Company reviews new accounting standards as issued. No new standards had any material effect on these financial statements. The accounting pronouncements issued subsequent to the date of these financial statements that were considered significant by management were evaluated for the potential effect on these financial statements. Management does not believe any of the subsequent pronouncements will have a material effect on these financial statements as presented and does not anticipate the need for any future restatement of these financial statements because of the retro-active application of any accounting pronouncements issued subsequent to March 31, 2013 through the date these financial statements were issued.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11 which amends the guidance in ASC 210, Balance Sheet (ASC 210). The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

In June 2011, the FASB issued Accounting Standards ASU 2011-05 to amend the guidance on the presentation of comprehensive income in ASC 220. ASU 2011-05 requires companies to present a single statement of comprehensive income or two separate but consecutive statements, a statement of operations and a statement of comprehensive income. ASU 2011-05 eliminates the alternative to present comprehensive income within the statement of equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The ASU should be applied retrospectively and is effective for annual periods beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, which deferred the changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income.

In May 2011, the FASB issued ASU 2011-04, which amends the guidance on fair value measurement in ASC 820 to converge the fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards (“IFRS”) fair value measurement and disclosure requirements. The amendments change the wording used to describe the requirements for measuring fair value, changes certain fair value measurement principles and enhances disclosure requirements. This guidance is effective for annual periods beginning after December 15, 2011, applied prospectively.

In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This pronouncement was issued to address implementation issues about the scope of Accounting Standards Update No. 2011-11 and to clarify the scope of the offsetting disclosures and address any unintended consequences. This pronouncement is effective for reporting periods beginning on or after January 1, 2013.

In February 2013, the FASB issued ASU No. 2013-02, ‘Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This pronouncement was issued to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (i.e. inventory) instead of directly to income or expense in the same reporting period. This pronouncement is effective prospectively for reporting periods beginning after December 15, 2012.

Significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	March 31, 2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	8,387,626

	December 31, 2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146

Reverse acquisition (Tables)	3 Months Ended
Mar. 31, 2013
Reverse Acquisition [Abstract]
Schedule of reverse acquisition
$

Net liabilities (derivative liability)	2,041,680

Taxes and other receivables (Tables)	12 Months Ended
Dec. 31, 2012
Taxes and Other Receivables [Abstract]
Schedule of taxes and other receivables
	$2012	$2011

Government grants	34,168	26,900
Other receivables	11,331	11,902

	45,499	38,802

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities
	$2012	$2011

Trade payables	677,615	64,213
Payable to related parties (note 8)	447,777	517,960

	1,125,392	582,173

Derivative liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Schedule of change in derivative liabilities

	March 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680	-
Change in fair value	2,543,574	(318,502)

Closing balance	8,387,626	121,000

$

Opening balance - January 1, 2011	-

Issuance of units	106,146

Closing balance - December 31, 2011	106,146

Issuance of units	333,356
Change in fair value	(318,502)

Closing balance - December 31, 2012	121,000

Warrant Grouping One
Class of Warrant or Right [Line Items]
Schedule of warrant exercisable by exercise price
Exercise dates	Price $Cdn

Up to and including October 31, 2012	0.75
From November 1, 2012 up to December 31, 2012	0.80
From January 1, 2013 up to April 29, 2013	0.90
From April 30, 2013 up to July 30, 2013	1.00
From July 31, 2013 up to October 31, 2013	1.25

Schedule of warrant cashless exercise provision by liquidity event date
Liquidity event date	Portion of warrants to be exercised without cash

By October 31, 2012	10%
By January 1, 2013	an additional 15%
By April 30, 2013	an additional 20%
By July 31, 2013	an additional 25%
By October 31, 2013	an additional 30%

Warrant Grouping Two
Class of Warrant or Right [Line Items]
Schedule of warrant exercisable by exercise price
Exercise dates	Price $Cdn

Up to and including December 31, 2012	0.75
From January 1, 2013 up to March 30, 2012	0.80
From March 31, 2013 up to June 29, 2013	0.90
From June 30, 2013 up to September 29, 2013	1.00
From September 30, 2013 up to December 31, 2013	1.25

Schedule of warrant cashless exercise provision by liquidity event date
Liquidity event date	Portion of warrants to be exercised without cash

By December 31, 2012	10%
By March 31, 2013	an additional 15%
By June 30, 2013	an additional 20%
By September 30, 2013	an additional 25%
By December 31, 2013	an additional 30%

Stockholders' deficiency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of shares issued to DelMar employees share purchase trust

Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - December 31, 2012	-

Schedule of options outstanding under the plan
	Number of stock options outstanding	Weighted average exercise price CDN$

Balance - December 31, 2012 and March 31, 2013	1,020,000	0.50

	Number of stock options outstanding	Weighted average exercise price $Cdn

Balance - December 31, 2011	-	-
Granted	1,020,000	0.50

Balance – December 31, 2012	1,020,000	0.50

Schedule of stock options currently outstanding and exercisable
Exercise price $Cdn	Number outstanding at March 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price $CDN	Number exercisable at March 31, 2013	Exercise price $CDN

$0.50	1,020,000	8.87	0.50	660,500	0.50

Exercise price $Cdn	Number outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price $Cdn	Number exercisable at December 31, 2012	Exercise price $Cdn

$0.50	1,020,000	9.12	0.50	575,500	0.50

Schedule of stock options valuation assumptions using a Black-Scholes pricing model
	March 31, 2013	Grant date

Dividend rate	0%	0%
Volatility	84.8%	97.3%
Risk-free rate	1.00%	1.25%
Term - years	1.80	3.0

	December 31, 2012	Grant date

Dividend rate	0%	0%
Volatility	74%	97.3%
Risk-free rate	1.25%	1.25%
Term - years	2.1	3.0

Schedule of stock-based compensation expense
	Three months ended March 31,
	2013	2012
	$	$

Research and development	152,480	61,069
General and administrative	51,865	27,350
	204,345	88,419

	Periods ended December 31,

	2012 $	2011 $	2010 $

Research and development	196,281	-	-
General and administrative	76,313	-	-

	272,594	-	-

Schedule of unvested stock options
	Number of Options	Weighted average exercise price $CDN	Weighted average grant date fair value $CDN

Unvested at December 31, 2012	444,500	0.50	0.304

Granted	-	-	-
Vested	(85,000)	0.50	0.304

Unvested at March 31, 2013	359,500	0.50	0.304

	Number of options	Weighted average exercise price Cdn$	Weighted average grant date fair value Cdn$

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.50	0.304
Vested	(575,500)	0.50	0.304

Unvested at December 31, 2012	444,500	0.50	0.304

Schedule of warrants	Warrants
	Number of Warrants	Amount $

Balance - December 31, 2012	950,000	153,106

Warrants issued as unit issue costs	5,250,000	6,288,594

Balance - March 31, 2013	6,200,000	6,441,700

	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 3). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

Schedule of outstanding warrants
Description	Number

CDN $0.50 warrants (note 6) (i)	2,410,000
Issued as broker warrants (ii)	105,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (note 6) (v)	13,125,002
Dividend warrants (note 6)(vi)	3,250,007
Placement Agent (vii)	5,250,000

Closing balance - March 31, 2013	24,985,009

i)
All of the warrants expire on January 25, 2014. They are exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. A total of 110,000 warrants are exercisable on a cashless basis.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CDN $0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

iii)	The Company issued 500,000 warrants to Valent (note 3). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 7(b)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.

vi)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

vii)	The Placement Agent are exercisable at $0.80 per warrant until March 6, 2018. The Placement Agent Warrants were all issued on March 6, 2013.

Financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	March 31, 2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	8,387,626

	December 31, 2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146

Current and deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of non capital losses to reduce taxable income
Expiry date	$

2030	67,296
2031	1,098,669
2032	1,233,369

Schedule of deferred tax assets
	2012	2011
	$	$

Non-capital losses carried forward	323,910	148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182

	339,405	161,808
Valuation allowance	(339,405)	(161,808)

Net deferred tax assets	-	-

Schedule of reconciliation of effective income tax
	2012	2011
	$	$

Tax recovery at statutory income tax rates	(324,049)	(179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674

	-	-

Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Risk Management [Abstract]
Schedule of balances in foreign currencies
	2012 US balances $	2011 US balances $

Trade payables	700,455	496,932
Loan payable, including accrued interest	264,352	256,831

	964,807	753,763

Schedule of credit risk
Cash and cash equivalents $	Insured amount $	Non-insured amount $

17,782	17,782	-

Liquidity risk and nature of operations (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Going Concern and Nature Of Operations [Abstract]
Net loss	$ 7,405,319	$ 411,535	$ 108,759	$ 2,400,363	$ 1,333,011	$ 3,842,133	$ 11,247,452
Accumulated deficit	(14,979,136)			(3,842,133)	(1,441,770)	(3,842,133)	(14,979,136)
Cash and cash equivalents	7,532,835	1,981,349	24,375	17,782	15,018	17,782	7,532,835
Working capital	$ 6,818,307			$ (942,562)		$ (942,562)	$ 6,818,307

Liquidity risk and nature of operations (Detail Textuals 1) (USD $)	3 Months Ended
Mar. 31, 2013
Nature Of Operation And Liquidity Concern Disclosure [Line Items]
Net Proceeds From Issuance Of Common Stock and Warrants	$ 8,575,000
Placement agent
Nature Of Operation And Liquidity Concern Disclosure [Line Items]
Net Proceeds From Issuance Of Common Stock and Warrants	$ 8,575,000

Significant accounting policies - Liabilities under fair value hierarchy (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Significant Accounting Policies [Line Items]
Derivative liability
Level 2
Significant Accounting Policies [Line Items]
Derivative liability
Level 3
Significant Accounting Policies [Line Items]
Derivative liability	$ 8,387,626	$ 121,000	$ 106,146

Significant accounting policies (Detail Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Apr. 06, 2010 Common stock
Significant Accounting Policies [Line Items]
Inventory				$ 250,000
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Number of shares outstanding for issue from the Trust							1,590,625	1,743,750

Significant accounting policies (Detail Textual 1)	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Stock Options	Mar. 31, 2012 Stock Options	Mar. 31, 2013 Warrant	Mar. 31, 2012 Warrant	Dec. 31, 2012 Stock Options and Warrant	Dec. 31, 2011 Stock Options and Warrant	Dec. 31, 2010 Stock Options and Warrant
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,020,000	1,020,000	24,985,009	3,310,000	4,380,000	650,000

Reverse acquisition - Net identifiable liabilities (Details) (Exchange Agreement, DelMar Pharmaceuticals (BC) Ltd., USD $)	Jan. 25, 2013
Exchange Agreement | DelMar Pharmaceuticals (BC) Ltd.
Schedule Of Reverse Acquisition [Line Items]
Net liabilities (derivative liability)	$ 2,041,680

Reverse acquisition (Detail Textuals) (USD $)	3 Months Ended	36 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd.	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Common stock	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Common stock Stock Options	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. United States Residents Common stock	Jan. 25, 2013 Exchange Agreement DelMar Pharmaceuticals (BC) Ltd. Canadian Residents Common stock
Schedule Of Reverse Acquisition [Line Items]
Number of shares issued and outstanding in exchange for transfer to Exchangeco	8,729,583			13,070,000		4,340,417	8,729,583
Number of common stocks called by warrants				3,360,000
Number of common stock purchased for options					1,020,000
Percentage of outstanding shares of common stock				80.10%
Fair value of the shares issued				$ 1,690,004
Recapitalization loss on reverse acquisition		$ 3,731,684	$ 3,731,684

Valent Technologies LLC agreement (Detail Textuals) (Assignment Agreement, USD $)	0 Months Ended
Sep. 12, 2010
Agreement [Line Items]
Consideration paid to acquire patent and prototype of drug product	$ 250,000
Valent Technologies, LLC
Agreement [Line Items]
Lease amount of financing transaction	$ 2,000,000

Valent Technologies LLC agreement (Detail Textuals 1) (Assignment Agreement, Subsequent events, Valent Technologies, LLC, Royalties)	1 Months Ended
Jan. 25, 2013
Assignment Agreement | Subsequent events | Valent Technologies, LLC | Royalties
Agreement [Line Items]
Number of common stock shares issued for reducing future royalties (in shares)	1,150,000

Valent Technologies LLC agreement (Detail Textuals 2)	3 Months Ended		12 Months Ended		33 Months Ended	36 Months Ended				12 Months Ended	3 Months Ended					1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011 Valent Technologies, LLC	Mar. 31, 2013 Loan agreement USD ($)	Mar. 31, 2012 Loan agreement USD ($)	Dec. 31, 2012 Loan agreement USD ($)	Dec. 31, 2011 Loan agreement USD ($)	Feb. 03, 2011 Loan agreement Valent Technologies, LLC USD ($)	Feb. 01, 2012 Loan agreement Valent Technologies, LLC Warrant
Agreement [Line Items]
Loan amount															$ 250,000
Unsecured loan interest bearing rate															3.00%
Loan payable, including accrued interest				256,831							266,307		264,352	256,831
Accrued interest											16,307		14,352	6,831
Interest expense	1,955	1,864	7,521	21,933	29,454	31,409					1,955	1,864
Number of warrants issued										500,000						500,000
Exercise price of warrants (in Canadian dollars per warrant)							0.5	0.5	0.5	0.5						0.5
Fair value of the contingent warrants	$ 89,432			$ 89,432

Taxes and other receivables - Components of taxes and other receivables (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes and Other Receivables [Abstract]
Government grants		$ 34,168	$ 26,900
Other receivables		11,331	11,902
Taxes and other receivables	$ 76,894	$ 45,499	$ 38,802

Taxes and other receivables (Detail Textuals)	1 Months Ended		12 Months Ended			1 Months Ended		4 Months Ended		7 Months Ended		12 Months Ended			0 Months Ended		5 Months Ended		12 Months Ended	0 Months Ended		7 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Dec. 31, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') USD ($)	Sep. 30, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Sep. 30, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Jul. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Jul. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Mar. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Mar. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Dec. 31, 2010 National Research Council of Canada Industrial Research Assistance Program ('IRAP') First grant of non-repayable financial contribution USD ($)	Jul. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	Jul. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution CAD	Dec. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	Dec. 15, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution CAD	Dec. 31, 2011 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Second grant of non-repayable financial contribution USD ($)	May 01, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)	May 01, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution CAD	Nov. 30, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)	Nov. 30, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution CAD	Dec. 31, 2012 National Research Council of Canada Industrial Research Assistance Program ('IRAP') Third grant of non-repayable financial contribution USD ($)
Schedule For Taxes and Other Receivables [Line Items]
Non-repayable financial contribution	$ 29,499	30,000				$ 29,499	30,000								$ 39,332	40,000				$ 48,245	48,000
Maximum amount of reimbursement for research and development costs								14,750	15,000	29,499	30,000						39,332	40,000				48,245	48,000
Aggregate total amount of reimbursement			40,542	66,724	16,857							44,249	27,392	16,857					39,332					40,542
Reimbursement received													44,249	8,240					12,432					6,374
Reimbursement receivable														8,617					26,900					34,168
Amount lapsed under grant																								$ 7,703

Accounts payable and accrued liabilities - Components of accounts payable and accrued liabilities (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Trade payables	$ 578,893	$ 677,615	$ 64,213
Payable to related parties (note 8)	296,059	447,777	517,960
Accounts payable and accrued liabilities total		$ 1,125,392	$ 582,173

Accounts payable and accrued liabilities (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Common stock USD ($)	Dec. 31, 2012 Common stock CAD
Accounts Payable and Accrued Liabilities [Line Items]
Issuance of stock for settlement of accounts payable (in shares)			500,000	500,000
Issuance of units for settlement of accounts payable	$ 253,050		$ 253,050	250,000
Interest expense on trade payable		$ 15,102

Related party transactions (Detail Textuals)	12 Months Ended		3 Months Ended	5 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		33 Months Ended
	Dec. 31, 2012 Director	Dec. 31, 2012 Director	Mar. 31, 2012 Director Consulting Agreement USD ($) Agreement Stock_Warrant_Unit	Dec. 31, 2011 Director Consulting Agreement USD ($) Stock_Warrant_Unit	Dec. 31, 2011 Director Consulting Agreement CAD	Dec. 31, 2012 Director Consulting Agreement USD ($) Stock_Warrant_Unit Agreement	Dec. 31, 2012 Director Consulting Agreement CAD	Mar. 31, 2013 Officer and Director Consulting Agreement USD ($)	Mar. 31, 2012 Officer and Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($) Stock_Warrant_Unit	Dec. 31, 2012 Officer and Director Consulting Agreement CAD	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement CAD
Related Party Transaction [Line Items]
Monthly payment to directors			$ 26,973			$ 27,022	27,000	$ 36,784				$ 26,550	27,000
Number of agreements			2			2	2
Number of units issued for services and settlement of accounts payable			360,000	200,000	200,000	360,000	360,000			610,000	610,000
Value for units issued for services			180,144			180,144
Value for units issued per month			15,012	19,028	20,000	15,012	15,000
Total expenses recognized from related party transaction			45,036			180,144
General and administrative expenses from transactions with related party			14,997	23,785	25,000	60,389
Research and development expenses from transactions with related party			30,039	71,355	75,000	119,755
Number of directors	3	3				3	3
Aggregate cash compensation paid per month to two directors								110,352	11,494	12,006	12,000
Cash compensation paid to two directors									$ 34,482	$ 144,072	144,000

Related party transactions (Detail Textuals 1)	3 Months Ended		12 Months Ended		33 Months Ended	36 Months Ended		3 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2010 Accounts Payable USD ($)	Mar. 31, 2013 Consulting Agreement USD ($)	Dec. 31, 2012 Consulting Agreement USD ($)	Dec. 31, 2011 Director Accounts Payable USD ($)	Jan. 25, 2013 Valent Technologies, LLC	Dec. 31, 2012 Valent Technologies, LLC	Apr. 30, 2012 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2012 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2011 Valent Technologies, LLC Accounts Payable USD ($)	Dec. 31, 2011 Officer Accounts Payable USD ($) Stock_Warrant_Unit	Dec. 31, 2011 Officer Accounts Payable CAD	Dec. 31, 2010 Officer Accounts Payable USD ($)
Related Party Transaction [Line Items]
Aggregate amount owing to two directors and officers included in accounts payable	$ 296,059		$ 447,777	$ 517,960	$ 447,777	$ 296,059		$ 52,052	$ 133,658	$ 21,028								$ 21,363
Clinical development costs included in Accounts payable								244,007	314,119					314,119	496,932
Shares issued for the settlement of accounts payable (in shares)								500,000				500,000	500,000
Value of shares issued for the settlement of accounts payable			253,050										253,050
Loan payable, including accrued interest				256,831									266,307	264,352	256,831
Units issued during period for settlement of accounts payable																50,000	50,000
Units issued during period value for settlement of accounts payable																23,785	25,000
Amount relating to acquisition of the prototype drug product							250,000
Interest	1,955	1,864	7,521	21,933	29,454	31,409
Stock issued in exchange for reduction in royalties	1,150,000										1,150,000
Payments of stock issuance costs	$ 598,000

Related party transactions (Detail Textuals 2)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Director	Mar. 31, 2012 Director CAD	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	Dec. 31, 2011 Director CAD	Dec. 31, 2012 Director Accounts Payable USD ($)	Dec. 31, 2012 Director Consulting Agreement
Related Party Transaction [Line Items]
Amount paid pursuant to unit financing			$ 25,000			$ 25,000
Number of options granted in equal tranches to director		450,000	450,000	450,000
Exercise price (in Canadian dollar)		0.5		0.5	0.5
Number of directors	3		3	3			3
Number of shares transferred from DelMar Employee Share Purchase Trust in equal tranches to each director			1,390,625	1,390,625

Current and deferred income taxes - Non-capital losses available to reduce taxable income of future years (Details) (USD $)	Dec. 31, 2012
2030
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 67,296
2031
Tax Credit Carryforward [Line Items]
Tax credit carryforward	1,098,669
2032
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 1,233,369

Current and deferred income taxes - Significant components of Company's deferred tax assets (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Non-capital losses carried forward	$ 323,910	$ 148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182
Deferred tax assets gross	339,405	161,808
Valuation allowance	(339,405)	(161,808)
Net deferred tax assets

Current and deferred income taxes - Income tax reconciliation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax recovery at statutory income tax rates	$ (324,049)	$ (179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674
Income tax expense benefit continuing operations total

Current and deferred income taxes (Detail Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory income tax rate	13.50%	13.50%	13.50%

Derivative liability - Exercise price of warrant exercisable until October 31, 2013 (Details)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Up to and including October 31, 2012	Dec. 31, 2012 From November 1, 2012 up to December 31, 2012	Dec. 31, 2012 From January 1, 2013 up to April 29, 2013	Dec. 31, 2012 From April 30, 2013 up to July 30, 2013	Dec. 31, 2012 From July 31, 2013 up to October 31, 2013
Class of Warrant or Right [Line Items]
Exercise price of warrants (in $Cdn)	0.5	0.5	0.5	0.75	0.8	0.9	1	1.25

Derivative liability - Cashless exercise provisions of warrant exercisable until October 31, 2013 (Details 1)	12 Months Ended
Dec. 31, 2012
By October 31, 2012
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	10%
By January 1, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 15%
By April 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 20%
By July 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 25%
By October 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 30%

Derivative liability - Exercise price of warrant exercisable until December 31, 2013 (Details 2)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2012 Up to and including December 31, 2012	Dec. 31, 2012 From January 1, 2013 up to March 30, 2012	Dec. 31, 2012 From March 31, 2013 up to June 29, 2013	Dec. 31, 2012 From June 30, 2013 up to September 29, 2013	Dec. 31, 2012 From September 30, 2013 up to December 31, 2013
Class of Warrant or Right [Line Items]
Exercise price of warrants (in $Cdn)	0.5	0.5	0.5	0.75	0.8	0.9	1	1.25

Derivative liability - Cashless exercise provisions of warrant exercisable until December 31, 2013 (Details 3)	12 Months Ended
Dec. 31, 2012
By December 31, 2012
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	10%
By March 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 15%
By June 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 20%
By September 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 25%
By December 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 30%

Derivative liability - Summary of derivative liability (Details 4) (USD $)	3 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Schedule Of Derivative Liabilities [Roll Forward]
Opening balance	$ 121,000	$ 106,146
Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680
Change in fair value	2,543,574	(318,502)	(318,502)	2,225,072
Closing balance	$ 8,387,626	$ 121,000	$ 121,000	$ 8,387,626

Derivative liability (Detail Textuals)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	33 Months Ended
	May 10, 2012 Stock_Warrant_Unit	Oct. 03, 2011 Stock_Warrant_Unit	Oct. 07, 2011 Stock_Warrant_Unit	Feb. 27, 2012 Stock_Warrant_Unit	Jan. 23, 2012 Stock_Warrant_Unit	Nov. 11, 2011 Stock_Warrant_Unit	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 USD ($) Stock_Warrant_Unit	Dec. 31, 2012 CAD
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of units issued for services in settlement of accounts payable	50,000	500,000	100,000	560,000	4,150,000	50,000			5,410,000	5,410,000
Cash proceeds for units issued for services in settlement of accounts payable									$ 2,671,923	2,705,000
Proceeds of units issued held in escrow							3,000,000	3,000,000

Derivative liability (Detail Textuals 1)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Description of minimum additional aggregate funding	not less than CDN $5,000,000
Unexercised warrants liquidity event occurrence description of adjustment one	Unexercised warrants shall expire on the date which is 12 months after the occurrence of a Liquidity Event (the "New Expiry Date").
Expiry period of unexercised warrants	12 months
Unexercised warrants liquidity event occurrence description of adjustment two	Up to and including the sixth month anniversary of the Liquidity Event, the exercise price shall equal 120% of the closing price of the underlying securities on the Liquidity Event date
Exercise price of warrant as percentage of closing price till sixth month anniversary of liquidity event date	120.00%
Unexercised warrants liquidity event occurrence description of adjustment three	From and excluding the sixth month anniversary date of the Liquidity Event to and including the New Expiry Date, the exercise price of the warrants shall be 150% of the closing price of the underlying securities on the Liquidity Event date.
Exercise price of warrant as percentage of closing price after sixth month anniversary of liquidity event date	150.00%

Derivative liability (Detail Textuals 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrant
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	84.00%	71.00%
Fair value assumptions risk free rate	0.35%	1.70%
Fair value assumptions expected term	10 months	1 year
Fair value assumptions valuation model	simulated probability valuation model	simulated probability valuation model
Dividend warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years
Fair value assumptions valuation model	simulated probability valuation model
Investor Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years
Fair value assumptions valuation model	simulated probability valuation model

Derivative liability (Detail Textuals 3)	Mar. 31, 2013	Dec. 31, 2012	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Dec. 31, 2012 Finders Fee Agreements USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement Stock_Warrant_Unit	Dec. 31, 2012 Warrant USD ($)	Dec. 31, 2012 Warrant CAD	Dec. 31, 2012 Warrant Warrant Grouping One	Dec. 31, 2012 Warrant Warrant Grouping Two
Derivative [Line Items]
Number of warrants issued										2,410,000	2,410,000	1,110,000	1,300,000
Number of warrants outstanding	6,200,000	950,000								2,410,000	2,410,000	1,110,000	1,300,000
Exercise price of warrants (in $Cdn)	0.5		0.5	0.5		1.2	0.96			0.5	0.5
Value of units issued										$ 1,198,623	1,205,000
Number of units issued for services and settlement of accounts payable									610,000
Finders' fees paid as cash								49,635
Finders' fees paid by issuing warrants								$ 14,295

Derivative liability (Detail Textuals 4)	1 Months Ended	12 Months Ended				3 Months Ended
	Mar. 06, 2013	Dec. 31, 2011	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Investor Warrants USD ($) Stock_Warrant_Unit	Mar. 31, 2013 Dividend warrants USD ($)
Derivative [Line Items]
Number of units issued						13,125,002
Units issued, issue price per unit	0.8	0.5				0.8
Proceeds of units issued						$ 10,500,000
Number of common stock consisted in each unit						1
Number of warrant consisted in each unit						1
Term of warrants						5 years
Warrants, redemption price per share						0.001	0.001
Minimum closing price per share						$ 1.6	$ 2.5
Number of consecutive trading days						20 days	20 days
Average trading volume of shares per day						50,000
Exercise Price			0.5	0.5	0.5		1.25
Warrants, Redemption Description							Dividend Warrants may be redeemed by the Company upon not less than sixty (60) days nor more than ninety (90) days prior written notice.

Stockholders' deficiency - Shares issued to DelMar Employees Share Purchase Trust (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	May 27, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Common Stock Issued and Outstanding [Roll Forward]
Shares transferred to employees and consultants for services			1,590,625
Common stock
Common Stock Issued and Outstanding [Roll Forward]
Beginning balance			1,590,625	1,743,750
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000	2,000,000
Shares transferred to employees and consultants for services		(325,000)	(1,590,625)	(200,000)
Founders shares acquired by the Trust		68,750		46,875
Ending balance		1,743,750		1,590,625

Stockholders' deficiency - Options outstanding under Plan (Details 1) (Stock Options)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012 CAD	Feb. 29, 2012 CAD	Mar. 31, 2013 CAD	Dec. 31, 2012 CAD	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance				0	1,020,000	1,020,000
Granted	90,000	930,000		1,020,000
Ending balance					1,020,000	1,020,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (in Canadian dollars per share)			0.5		$ 0.5	$ 0.5
Granted (in Canadian dollars per share)	0.5	0.5		0.5
Ending balance (in Canadian dollars per share)			0.5	0.5	$ 0.5	$ 0.5

Stockholders' deficiency - Stock options outstanding and exercisable (Details 2) (Stock Options)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in Canadian dollars per share)		0.5		0.5
Number of stock options outstanding	1,020,000	1,020,000	1,020,000	1,020,000	0
Weighted average remaining contractual life (years)	8 years 10 months 13 days	8 years 10 months 13 days	9 years 1 month 13 days	9 years 1 month 13 days
Weighted average exercise price (in Canadian dollars per share)	$ 0.5	0.5	$ 0.5	0.5
Number of stock options exercisable	660,500	660,500	575,500	575,500
Exercise price (in Canadian dollars per share)		0.5		0.5

Stockholders' deficiency - Stock options valuation assumptions (Details 3) (Stock Options)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2012	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Volatility	97.30%	84.80%	74.00%
Risk-free rate	1.25%	1.00%	1.25%
Term - years	3 years	1 year 9 months 18 days	2 years 1 month 6 days

Stockholders' deficiency - Stock-based compensation expense (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 204,345	$ 88,419	$ 272,594
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	152,480	61,069	196,281
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense	$ 51,865	$ 27,350	$ 76,313

Stockholders' deficiency - Unvested stock options (Details 5) (Stock Options, CAD)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Feb. 29, 2012	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Number Of Shares [Roll Forward]
Number of options unvested, beginning balance			444,500
Number of options, granted	90,000	930,000		1,020,000
Number of options, vested			(85,000)	(575,500)
Number of options unvested, ending balance			359,500	444,500
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price unvested, be gaining balance (in Canadian dollars per share)			0.5
Weighted average exercise price unvested, granted (in Canadian dollars per share)	0.5	0.5		0.5
Weighted average exercise price unvested, vested (in Canadian dollars per share)			0.5	0.5
Weighted average grant date fair value, unvested, ending balance (in Canadian dollars per share)			0.5	0.5
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, unvested, beginning balance (in Canadian dollars per share)			0.304
Weighted average grant date fair value, unvested, granted (in Canadian dollars per share)				0.304
Weighted average grant date fair value, unvested, vested (in Canadian dollars per share)			0.304	0.304
Weighted average grant date fair value, unvested, ending balance (in Canadian dollars per share)			0.304	0.304

Stockholders' deficiency - Warrants (Details 6) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2012	Mar. 31, 2013	Dec. 31, 2012
Number Of Warrants [Roll Forward]
Balance, beginning balance		950,000
Warrants issued for patents			500,000	[1]
Warrants issued as unit issue costs		5,250,000	105,000	[2]
Warrants issued for services	345,000		345,000	[2]
Balance, ending balance		6,200,000	950,000
Value Of Warrants [Roll Forward]
Balance, beginning balance		$ 153,106
Warrants issued for patents			89,432	[1]
Warrants issued as unit issue costs		6,288,594	14,295	[2]
Warrants issued for services			49,379	[2]
Balance, ending balance		$ 6,441,700	$ 153,106

[1]	At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 3). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

Stockholders' deficiency - Warrants (Parentheticals) (Details 6)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012
Equity [Abstract]
Exercise price of warrants (in Canadian dollars per warrant)	0.5	0.5	0.5

Stockholders' deficiency - Summary of outstanding warrants (Details 7)	Mar. 31, 2013
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	24,985,009
CDN $0.50 warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	2,410,000 [1]
Issued as broker warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	105,000 [2]
Issued for patents
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	500,000 [3]
Issued for services
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	345,000 [4]
Investor Warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	13,125,002 [5]
Dividend warrants
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	3,250,007 [6]
Placement Agent
Stockholders Equity Note [Line Items]
Closing balance of warrants outstanding	5,250,000 [7]

[1]	All of the warrants expire on January 25, 2014. They are exercisable at $0.96 per warrant until July 25, 2013 and $1.20 per warrant from July 26, 2013 until January 25, 2014. A total of 110,000 warrants are exercisable on a cashless basis.
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.
[3]	The Company issued 500,000 warrants to Valent (note 3). The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2017.
[4]	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CDN $0.50 per warrant and expire February 1, 2015.
[5]	The Investor Warrants were issued as part of the Company's $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 7(b)). They are exercisable at $0.80 per warrant for five years commencing from their respective issue dates.
[6]	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.
[7]	The Placement Agent are exercisable at $0.80 per warrant until March 6, 2018. The Placement Agent Warrants were all issued on March 6, 2013.

Stockholders' deficiency - Summary of outstanding warrants (Parentheticals) (Details 7)	1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended
	Mar. 06, 2013	Dec. 31, 2011	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011 Valent Technologies, LLC	Mar. 31, 2013 CDN $0.50 warrants	Mar. 31, 2013 CDN $0.50 warrants Until July 25th 2013	Mar. 31, 2013 CDN $0.50 warrants From July 26th 2013 Until January 25th 2014	Dec. 31, 2012 Issued as broker warrants	Dec. 31, 2011 Issued as broker warrants	Mar. 31, 2013 Issued as broker warrants March 1st 2015	Mar. 31, 2013 Issued as broker warrants March 1st 2014	Mar. 31, 2013 Issued for patents Valent Technologies, LLC	Mar. 31, 2013 Issued for services Installment	Mar. 31, 2013 Investor Warrants	Mar. 31, 2013 Dividend warrants Until January 24th 2018	Mar. 31, 2013 Placement Agent Until March 6th 2018
Stockholders Equity Note [Line Items]
Exercise price of warrant			0.5	0.5	0.5	0.5		0.96	1.2								1.25	0.8
Number of warrants exercisable							110,000
Units issued, issue price per unit	0.8	0.5								0.5	0.5					0.8
Exercise price of warrants											0.5			0.5	0.5	0.8
Number of warrants expired												100,000	5,000
Number of warrants issued						500,000								500,000	345,000
Number of installments for vesting of warrants															12
Vesting period of warrants															12 months
Exercise period of warrants																5 years

Stockholders' deficiency (Detail Textuals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Equity [Abstract]
Common stock, shares authorized		unlimited	unlimited
Common stock, no par value (in dollars per share)
Common stock, shares issued	30,635,009	13,050,000	9,059,375
Common stock, shares outstanding (in shares)	30,635,009	13,050,000	9,059,375	8,256,250

Stockholders' deficiency (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	May 27, 2010 Common stock	Mar. 31, 2013 Common stock		Dec. 31, 2010 Common stock	May 27, 2010 Common stock Founders	May 27, 2010 Common stock Founders Director and Officer
Schedule Of Common Stock Issued and Outstanding [Line Items]
Common stock issued during period						1,150,000	[1],[2]	1,000,000	7,000,000	6,000,000
Shares issued to the DelMar Employee Share Purchase Trust					2,000,000			2,000,000
Common stock per share amount (in dollars per share)									$ 0.001
Proceeds from issuance of common stock	$ 73,564	$ 28,506	$ 102,070	$ 102,070					$ 6,667
Number of stock issued pursuant to vesting provisions and a repurchase option					6,700,000
Number of unvested shares to be repurchased prior to the expiration period					6,700,000
Stock repurchase price per share					$ 0.001
Vesting percentage of common stock					25.00%
Description of vesting of common stock					25% of the common shares shall vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010.
Expiration period of stock option					36 months

[1]	The issued and outstanding common shares include 8,729,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (notes 3 and 7)
[2]	Under the Reverse Acquisition, the authorized and issued share capital is that of the Company while the stated value is that of DelMar (BC) (note 3).

Stockholders' deficiency (Detail Textuals 2) (USD $)	12 Months Ended
	Dec. 31, 2012 Director	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Expense with offsetting charge to capital stock	$ 781,846	$ 95,140	$ 32,091
Shares transferred to employees and consultants for services	1,590,625
Shares transferred in equal tranches to director	1,390,625
Number of directors	3

Stockholders' deficiency (Detail Textuals 3)	9 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Consulting Agreement	Dec. 31, 2012 Consultant Consulting Agreement USD ($)	Dec. 31, 2011 Consultant Consulting Agreement	Dec. 31, 2012 Valent Technologies, LLC	Sep. 08, 2010 Private Placement USD ($)	Sep. 08, 2010 Private Placement CAD	Aug. 27, 2010 Private Placement USD ($)	Aug. 27, 2010 Private Placement CAD	Dec. 31, 2010 Private Placement USD ($)
Schedule Of Common Stock Issued and Outstanding [Line Items]
Common stock issued during period						140,000			280,000	280,000	720,000	720,000
Issuance of stock for settlement of accounts payable (in shares)					500,000			500,000
Common stock per share amount (in dollars per share)									$ 0.096	0.1	$ 0.095	0.1
Proceeds from issuance of private placement	$ 73,564	$ 28,506	$ 102,070	$ 102,070					$ 26,989		$ 68,414
Subscriptions receivable													28,506
Fair value of shares issued						$ 75,800

Stockholders' deficiency (Detail Textuals 4) (CAD)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Feb. 29, 2012	Mar. 31, 2013 Director	Dec. 31, 2012 Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of directors				3
Percentage of equity securities deemed granted to principle founders of entity on pro rata basis as per ownership			66 2/3%	66 2/3%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold percentage of share capital on fully diluted basis for common stock authorized to issue		7.50%
Number of options, granted	90,000	930,000		1,020,000
Weighted average exercise price unvested, granted (in Canadian dollars per share)	0.5	0.5		0.5
Expiry period from the date of grant	10 years	10 years
Number of options vested in equal monthly installments over one year			450,000	450,000
Vesting period of options, One			1 year	1 year
Number of options vested in equal monthly installments over three years			570,000	570,000
Vesting period of options			3 years	3 years
Number of options granted in equal tranches to director			450,000	450,000
Number of directors			3	3

Stockholders' deficiency (Detail Textuals 5) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Aggregate intrinsic value of stock options outstanding	$ 1,181,007
Aggregate intrinsic value of stock options exercisable	764,760
Unrecognized compensation expense, Period of recognition	18 months
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used for valuation of stock options	Black-Scholes pricing model	Black-Scholes pricing model
Aggregate intrinsic value of stock options outstanding		306,000
Aggregate intrinsic value of stock options exercisable		172,650
Unrecognized compensation expense		96,426
Unrecognized compensation expense, Period of recognition		24 months

Stockholders' deficiency (Detail Textuals 6)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Feb. 01, 2012 Installment	Dec. 31, 2012	Mar. 31, 2013	Mar. 01, 2012	Mar. 01, 2012 Warrants Expired On March 1, 2015	Mar. 01, 2012 Warrants Expired On March 1, 2014	Dec. 31, 2011 Valent Technologies, LLC
Class of Warrant or Right [Line Items]
Number of warrants issued					100,000	5,000	500,000
Exercise price of warrants (in Canadian dollars per warrant)	0.5		0.5	0.5			0.5
Number of warrants issued for services for investor relations services	345,000	345,000 [1]
Number of equal installments for vesting of warrants	12
Vesting period of warrants	12 months

[1]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.

Stockholders' deficiency (Detail Textuals 7) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010	Jan. 25, 2013 DelMar Pharmaceuticals, Inc	Jan. 25, 2013 DelMar Pharmaceuticals (BC) Ltd.	Jan. 25, 2013 Canadian Residents	Jan. 25, 2013 Exchange Agreement	Jan. 25, 2013 Voting and Exchange Trust Agreement
Stockholders Equity Note [Line Items]
Preferred stock special voting shares issued										1
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	1
Preferred stock, shares issued	1
Common stock, shares authorized		unlimited	unlimited
Common stock, shares authorized	200,000,000
Common stock, par value (in dollars per share)	$ 0.001
Common stock, issued	30,635,009	13,050,000	9,059,375			3,250,007	13,070,000
Common stock, outstanding	30,635,009	13,050,000	9,059,375	8,256,250		3,250,007	13,070,000	8,729,583
Number of shares acquired									13,070,000

Stockholders' deficiency (Detail Textuals 8)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Series of subscription agreements Accredited investors USD ($) Warrant Stock_Warrant_Unit
Stockholders Equity Note [Line Items]
Number of units sold under private offering				13,125,002
Sale of units, Price per unit (in dollars per unit)				0.8
Proceeds from issuance of Private Offering				$ 10,500,000
Number of share of common stock consist in each offering unit				1
Number of warrant consist in each offering unit				1
Term of warrants				5 years
Exercise price of warrant	0.5	0.5	0.5	0.8

Stockholders' deficiency (Detail Textuals 9)	3 Months Ended				3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Mar. 31, 2013 Charles Vista, LLC USD ($)
Stockholders Equity Note [Line Items]
Cash fee to placement agent					$ 1,050,000
Cash fee to placement agent gross proceeds percentage					10.00%
Non-accountable expense allowance					315,000
Non-accountable expense allowance gross proceeds percentage					3.00%
Period of consulting services					1 year
Consulting fees					60,000
Unit issue and closings costs					500,000
Net proceeds from issuance of common stock and warrants	$ 8,575,000				$ 8,575,000
Term of warrants					5 years
Number of common stocks called by warrants					5,250,000
Percentage of shares of common stock called by warrants					20.00%
Exercise price of warrant		0.5	0.5	0.5	0.8
Specified percentage of amount of funds solicited by placement agent equals to solicitation fee					5.00%

Stockholders' deficiency (Detail Textuals 10) (USD $)	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Deferred costs	$ 90,771
Stock issued in exchange for reduction in royalties	1,150,000

Stockholders' deficiency (Detail Textuals 11) (Consulting Agreement)	1 Months Ended	3 Months Ended
	May 31, 2011	Mar. 31, 2013	May 01, 2012
Consulting Agreement
Stockholders Equity Note [Line Items]
Stock agreed to issue a month pursuant to consulting agreement			20,000
Stock issued pursuant to consulting agreement	20,000	60,000

Stockholders' deficiency (Detail Textuals 12) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Total stock-based compensation expense	$ 204,345	$ 88,419	$ 272,594
Stock-based compensation expense recognized as liability	183,499
Stock-based compensation expense adjusted with paid in capital	20,846
Aggregate intrinsic value of stock options outstanding	1,181,007
Aggregate intrinsic value of stock options exercisable	764,760
Unrecognized compensation expense	$ 190,403	$ 191,383
Unrecognized compensation expense, Period of recognition	18 months

Stockholders' deficiency (Detail textuals 14) (Placement Agent Warrants, USD $)	3 Months Ended
Mar. 31, 2013
Placement Agent Warrants
Stockholders Equity Note [Line Items]
Number of placement agent warrants issued	5,250,000
Non cash issue costs allocated to common stock	$ 4,087,586
Non cash issue costs allocated to derivative liability	$ 2,201,008
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	104.00%
Fair value assumptions risk free rate	1.00%
Fair value assumptions expected term	5 years

Financial instruments - Liabilities under fair value hierarchy (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 8,387,626	$ 121,000	$ 106,146

Commitments and contingencies (Detail Textuals)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Jun. 30, 2011 Financing Agreement USD ($)	Dec. 31, 2012 Financing Agreement USD ($)	Dec. 31, 2012 Financing Agreement CAD	Dec. 31, 2012 Financing Agreement Warrant USD ($)	Jun. 30, 2011 Financing Agreement Warrant
Schedule Of Commitments and Contingencies [Line Items]
Percentage of cash commission required to pay on proceeds from financing arranged by service provider						8.00%
Percentage of warrants required to issue for number of units issued to investor						8.00%
Fees paid under financing agreement							$ 49,635	50,000
Number of fair value of warrants recognized									100,000
Recognized fair value of warrants									13,759
Stock and derivative liability issuance cost						$ 63,394
Price per share for one common stock share acquired			0.5	0.5	0.5					0.5

Commitments and contingencies (Detail Textuals 1)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended
	Nov. 30, 2010	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2011 Investor Relations Service Agreement USD ($) Installment	Nov. 30, 2011 Investor Relations Service Agreement CAD	May 31, 2011 Consulting Agreement USD ($)	Mar. 31, 2013 Consulting Agreement
Schedule Of Commitments and Contingencies [Line Items]
Monthly payment for investor relations services							$ 10,000
Number of warrants issued							345,000	345,000
Amount of warrant financed							2,500,000	2,500,000
Number of installments							12	12
Monthly fee payable							15,000
Term of agreement									1 year
Monthly payment to consultant									15,000
Monthly payment to consultant in cash									5,000
Periodic payment									Monthly
Amount of common stock issued for services		68,557	75,800						10,000
Number of common shares issued for services									20,000	60,000
Monthly lease rent for office space				1,600
Rent expenses			$ 12,669		$ 480	$ 2,190
Term of free office rent	1 year

Financial risk management - Foreign exchange risk (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial Risk [Line Items]
Loan payable, including accrued interest		$ 256,831
Foreign exchange risk
Financial Risk [Line Items]
Trade payables	700,455	496,932
Loan payable, including accrued interest	264,352	256,831
Financial risk, accounts payable and accrued liabilities and loan payable	$ 964,807	$ 753,763

Financial risk management - Credit risk (Details 1) (Credit risk, USD $)	Dec. 31, 2012
Credit risk
Financial Risk [Line Items]
Cash and cash equivalents	$ 17,782
Insured amount	17,782
Non-insured amount

Financial risk management (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange risk
Financial Risk [Line Items]
Financial risk, accounts payable and accrued liabilities and loan payable	$ 964,807	$ 753,763
Financial risk, interest rate fluctuation benchmark, percentage	10.00%
Financial risk, financial instrument maximum exposure	96,481
Interest rate risk
Financial Risk [Line Items]
Financial risk, short-term investments		17,782
Financial risk, interest rate fluctuation benchmark, percentage		10.00%
Liquidity risk
Financial Risk [Line Items]
Financial risk, financial instrument maximum exposure	1,125,392	582,173
Credit risk
Financial Risk [Line Items]
Financial risk, financial instrument maximum exposure	$ 45,499	$ 38,802

Subsequent events (Detail Textuals)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Jun. 15, 2012 Stock Options	Feb. 29, 2012 Stock Options	Mar. 31, 2013 Stock Options USD ($)	Mar. 31, 2013 Stock Options CAD	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CAD	Apr. 08, 2013 Subsequent events	Apr. 22, 2013 Subsequent events Stock Options USD ($)	Apr. 22, 2013 Subsequent events Stock Options CAD
Subsequent Event [Line Items]
Number of common shares issued for services							515,000
Granted stock option	90,000	930,000			1,020,000	1,020,000		120,000	120,000
Exercise price			$ 0.5	0.5	$ 0.5	0.5		$ 1.54	0.5
Cancelled stock option								120,000	120,000

Subsequent events (Detail Textuals 1)	3 Months Ended										1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Jan. 25, 2013 Subsequent events Exchange Agreement	Jan. 25, 2013 Subsequent events Exchange Agreement DelMar Pharmaceuticals, Inc. ("DMPI") USD ($) Stock_Warrant_Unit
Subsequent Event [Line Items]
Common stock, issued	30,635,009	13,050,000			9,059,375					13,070,000	3,250,007
Common stock, outstanding	30,635,009	13,050,000			9,059,375	8,256,250				13,070,000	3,250,007
Number of shares acquired	8,729,583										13,070,000
Number of common stock issued to Valent to reduce royalties payable pursuant to agreement											1,150,000
Number of units sold under private offering											13,125,002
Sale of units, Price per unit (in dollars per unit)											0.8
Proceeds from issuance of Private Offering											$ 10,500,000
Number of share of common stock consist in each offering unit											1
Number of warrant consist in each offering unit											1
Number of common stocks called by warrants											1
Term of warrants											5 years
Exercise price of warrants (in $Cdn)	0.5		0.5	0.5				1.2	0.96		0.8

Subsequent events (Detail Textuals 2)	3 Months Ended								1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Dec. 31, 2012 USD ($)	Mar. 01, 2012	Feb. 01, 2012	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Dec. 31, 2012 Subsequent events USD ($)	Jan. 25, 2013 Subsequent events Charles Vista, LLC (the "Placement Agent") Placement Agent Warrants USD ($)	Jan. 25, 2013 Subsequent events Charles Vista, LLC (the "Placement Agent") Placement Agent Warrants
Subsequent Event [Line Items]
Cash fee to placement agent									$ 1,050,000
Cash fee to placement agent gross proceeds percentage									10.00%
Non-accountable expense allowance									315,000
Non-accountable expense allowance gross proceeds percentage									3.00%
Consulting Fee									60,000
Other closings costs incurred									500,000
Net proceeds from issuance of common stock and warrants	8,575,000								8,575,000
Term of warrants									5 years
Number of common stocks called by warrants										5,250,000
Percentage of shares of common stock called by warrants									20.00%
Exercise price of warrants (in Canadian dollars per warrant)		0.5		0.5	0.5	1.2	0.96			0.8
Percentage of funds solicited by placement agent considered to pay warrant solicitation fee									5.00%
Deferred costs			$ 90,771					$ 90,771